Vanguard® Intermediate-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.125%	10/31/29	1,781	1,784
	United States Treasury Note/Bond	4.125%	10/31/31	30,000	29,991
	United States Treasury Note/Bond	4.250%	11/15/34	80,115	80,478
Total U.S. Government and Agency Obligations (Cost $112,226)					112,253
Corporate Bonds (98.4%)
Communications (7.2%)
	Alphabet Inc.	1.100%	8/15/30	59,890	50,436
	America Movil SAB de CV	2.875%	5/7/30	26,247	23,768
	America Movil SAB de CV	4.700%	7/21/32	19,448	19,090
[1]	AppLovin Corp.	5.375%	12/1/31	22,675	22,922
[1]	AppLovin Corp.	5.500%	12/1/34	25,325	25,625
[2]	AT&T Inc.	4.300%	2/15/30	85,831	84,210
	AT&T Inc.	2.750%	6/1/31	71,833	63,769
	AT&T Inc.	2.250%	2/1/32	61,347	51,721
	AT&T Inc.	2.550%	12/1/33	77,015	63,567
	AT&T Inc.	5.400%	2/15/34	83,693	86,109
	Baidu Inc.	3.425%	4/7/30	6,978	6,535
	Baidu Inc.	2.375%	10/9/30	7,501	6,588
	Baidu Inc.	2.375%	8/23/31	21,195	18,270
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	30,486	30,273
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	22,572	22,575
	Booking Holdings Inc.	4.625%	4/13/30	48,839	48,984
	British Telecommunications plc	9.625%	12/15/30	72,540	89,348
	Charter Communications Operating LLC	2.800%	4/1/31	37,205	31,913
	Charter Communications Operating LLC	2.300%	2/1/32	24,055	19,441
	Charter Communications Operating LLC	4.400%	4/1/33	25,640	23,472
	Charter Communications Operating LLC	6.650%	2/1/34	25,024	26,390
	Charter Communications Operating LLC	6.550%	6/1/34	37,809	39,668
	Comcast Corp.	2.650%	2/1/30	39,390	35,729
	Comcast Corp.	3.400%	4/1/30	42,852	40,292
	Comcast Corp.	4.250%	10/15/30	45,313	44,329
	Comcast Corp.	1.950%	1/15/31	34,829	29,643
	Comcast Corp.	1.500%	2/15/31	40,751	33,755
	Comcast Corp.	5.500%	11/15/32	21,767	22,765
	Comcast Corp.	4.250%	1/15/33	48,338	46,250
	Comcast Corp.	4.650%	2/15/33	28,406	28,077
	Comcast Corp.	7.050%	3/15/33	13,163	15,048
	Comcast Corp.	4.800%	5/15/33	30,805	30,665
	Comcast Corp.	5.300%	6/1/34	33,925	34,834
	Comcast Corp.	4.200%	8/15/34	29,949	28,213
	Deutsche Telekom International Finance BV	8.750%	6/15/30	82,973	97,860
	Deutsche Telekom International Finance BV	9.250%	6/1/32	12,809	16,250
	Discovery Communications LLC	3.625%	5/15/30	16,729	15,175
	Electronic Arts Inc.	1.850%	2/15/31	10,667	9,014
	Expedia Group Inc.	3.250%	2/15/30	33,942	31,626
	Expedia Group Inc.	2.950%	3/15/31	10,480	9,387
	FactSet Research Systems Inc.	3.450%	3/1/32	12,752	11,447
	Fox Corp.	3.500%	4/8/30	13,444	12,648
	Fox Corp.	6.500%	10/13/33	35,257	37,922
	Grupo Televisa SAB	8.500%	3/11/32	7,940	8,915
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	18,114	18,049
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	8,604	7,438
	Koninklijke KPN NV	8.375%	10/1/30	14,153	16,607
	Meta Platforms Inc.	4.800%	5/15/30	28,204	28,764
	Meta Platforms Inc.	4.550%	8/15/31	30,561	30,576
	Meta Platforms Inc.	3.850%	8/15/32	80,260	76,323
	Meta Platforms Inc.	4.950%	5/15/33	29,419	30,130
	Meta Platforms Inc.	4.750%	8/15/34	77,211	77,284
	Netflix Inc.	4.900%	8/15/34	715	721
	Omnicom Group Inc.	2.450%	4/30/30	16,349	14,532
	Omnicom Group Inc.	4.200%	6/1/30	15,382	14,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omnicom Group Inc.	2.600%	8/1/31	20,799	18,058
	Orange SA	9.000%	3/1/31	69,452	84,280
	Paramount Global	7.875%	7/30/30	21,697	23,899
	Paramount Global	4.950%	1/15/31	32,014	30,502
	Paramount Global	4.200%	5/19/32	24,582	22,097
	Paramount Global	5.500%	5/15/33	13,042	12,548
	Rogers Communications Inc.	3.800%	3/15/32	51,754	47,592
	Rogers Communications Inc.	5.300%	2/15/34	22,433	22,474
	Sprint Capital Corp.	8.750%	3/15/32	57,532	70,073
	Take-Two Interactive Software Inc.	4.000%	4/14/32	13,143	12,413
	Take-Two Interactive Software Inc.	5.600%	6/12/34	10,116	10,454
	Telefonica Europe BV	8.250%	9/15/30	30,418	35,191
	TELUS Corp.	3.400%	5/13/32	20,469	18,458
	Tencent Music Entertainment Group	2.000%	9/3/30	12,876	10,995
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	25,456	29,281
	T-Mobile USA Inc.	3.875%	4/15/30	167,211	159,804
	T-Mobile USA Inc.	2.550%	2/15/31	67,466	59,045
	T-Mobile USA Inc.	2.875%	2/15/31	32,166	28,703
	T-Mobile USA Inc.	3.500%	4/15/31	64,634	59,752
	T-Mobile USA Inc.	2.250%	11/15/31	17,317	14,657
	T-Mobile USA Inc.	2.700%	3/15/32	29,286	25,334
	T-Mobile USA Inc.	5.200%	1/15/33	36,736	37,204
	T-Mobile USA Inc.	5.050%	7/15/33	75,728	76,034
	T-Mobile USA Inc.	5.750%	1/15/34	115	121
	T-Mobile USA Inc.	5.150%	4/15/34	40,359	40,746
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	7,007	8,008
	Uber Technologies Inc.	4.300%	1/15/30	36,900	36,177
	Uber Technologies Inc.	4.800%	9/15/34	41,838	41,050
	VeriSign Inc.	2.700%	6/15/31	20,275	17,562
	Verizon Communications Inc.	4.016%	12/3/29	108,238	105,096
	Verizon Communications Inc.	3.150%	3/22/30	35,743	33,109
	Verizon Communications Inc.	1.500%	9/18/30	21,238	17,836
	Verizon Communications Inc.	1.680%	10/30/30	39,066	32,851
	Verizon Communications Inc.	7.750%	12/1/30	20,022	23,120
	Verizon Communications Inc.	1.750%	1/20/31	58,638	49,102
	Verizon Communications Inc.	2.550%	3/21/31	72,412	63,436
	Verizon Communications Inc.	2.355%	3/15/32	116,215	98,159
	Verizon Communications Inc.	5.050%	5/9/33	35,646	36,133
	Verizon Communications Inc.	4.500%	8/10/33	68,998	66,759
	Verizon Communications Inc.	4.400%	11/1/34	40,780	38,928
[3]	Verizon Communications Inc.	4.780%	2/15/35	13,700	13,386
	Walt Disney Co.	3.800%	3/22/30	34,999	33,923
	Walt Disney Co.	2.650%	1/13/31	64,743	58,097
	Walt Disney Co.	6.550%	3/15/33	7,488	8,396
	Warnermedia Holdings Inc.	4.279%	3/15/32	129,769	117,250
	Weibo Corp.	3.375%	7/8/30	18,982	17,204
					3,675,211
Consumer Discretionary (6.3%)
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/30	20,900	20,972
	Alibaba Group Holding Ltd.	2.125%	2/9/31	41,953	36,009
	Alibaba Group Holding Ltd.	4.500%	11/28/34	17,500	16,660
	Amazon.com Inc.	4.650%	12/1/29	30,230	30,708
	Amazon.com Inc.	1.500%	6/3/30	70,144	60,005
	Amazon.com Inc.	2.100%	5/12/31	94,605	81,895
	Amazon.com Inc.	3.600%	4/13/32	64,188	60,401
	Amazon.com Inc.	4.700%	12/1/32	41,114	41,560
	American Honda Finance Corp.	4.600%	4/17/30	22,733	22,662
[2]	American Honda Finance Corp.	5.050%	7/10/31	20,593	20,824
[2]	American Honda Finance Corp.	4.850%	10/23/31	23,500	23,452
[2]	American Honda Finance Corp.	4.900%	1/10/34	25,425	25,326
	Aptiv plc	3.250%	3/1/32	14,992	13,193
	Aptiv plc	5.150%	9/13/34	16,375	15,748
	Aptiv plc	6.875%	12/15/54	9,283	9,025
	AutoNation Inc.	4.750%	6/1/30	12,932	12,706
	AutoNation Inc.	2.400%	8/1/31	6,114	5,102
	AutoNation Inc.	3.850%	3/1/32	18,903	17,238
	AutoZone Inc.	4.000%	4/15/30	20,844	20,112
	AutoZone Inc.	1.650%	1/15/31	19,740	16,469
	AutoZone Inc.	4.750%	8/1/32	22,890	22,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	4.750%	2/1/33	12,203	11,964
	AutoZone Inc.	5.200%	8/1/33	8,621	8,686
	AutoZone Inc.	6.550%	11/1/33	9,228	10,130
	AutoZone Inc.	5.400%	7/15/34	18,455	18,745
	Best Buy Co. Inc.	1.950%	10/1/30	17,375	14,862
	Block Financial LLC	3.875%	8/15/30	17,396	16,253
	BorgWarner Inc.	3.375%	3/15/25	1	1
	BorgWarner Inc.	2.650%	7/1/27	1	—
	BorgWarner Inc.	5.400%	8/15/34	12,876	12,999
	Brunswick Corp.	2.400%	8/18/31	11,152	9,326
	Brunswick Corp.	4.400%	9/15/32	12,626	11,834
	Choice Hotels International Inc.	3.700%	12/1/29	11,331	10,651
	Choice Hotels International Inc.	3.700%	1/15/31	11,347	10,392
	Choice Hotels International Inc.	5.850%	8/1/34	16,439	16,788
	Cornell University	4.835%	6/15/34	13,000	13,188
	Darden Restaurants Inc.	6.300%	10/10/33	12,723	13,559
	Dick's Sporting Goods Inc.	3.150%	1/15/32	21,181	18,773
	DR Horton Inc.	5.000%	10/15/34	16,725	16,541
	eBay Inc.	2.700%	3/11/30	13,302	12,029
	eBay Inc.	2.600%	5/10/31	21,628	18,979
	eBay Inc.	6.300%	11/22/32	8,636	9,367
[2]	Emory University	2.143%	9/1/30	9,650	8,521
	Ferguson Enterprises Inc.	5.000%	10/3/34	18,875	18,526
	Ford Motor Co.	9.625%	4/22/30	13,678	16,035
	Ford Motor Co.	7.450%	7/16/31	16,588	18,202
	Ford Motor Co.	3.250%	2/12/32	64,802	55,317
	Ford Motor Co.	6.100%	8/19/32	48,799	49,864
	Ford Motor Credit Co. LLC	7.350%	3/6/30	31,249	33,521
	Ford Motor Credit Co. LLC	7.200%	6/10/30	26,601	28,420
	Ford Motor Credit Co. LLC	4.000%	11/13/30	39,536	36,262
	Ford Motor Credit Co. LLC	6.050%	3/5/31	28,841	29,390
	Ford Motor Credit Co. LLC	3.625%	6/17/31	17,375	15,372
	Ford Motor Credit Co. LLC	6.054%	11/5/31	25,100	25,545
	Ford Motor Credit Co. LLC	7.122%	11/7/33	36,674	39,508
	Ford Motor Credit Co. LLC	6.125%	3/8/34	43,049	43,503
	Fortune Brands Innovations Inc.	4.000%	3/25/32	9,663	9,062
	Fortune Brands Innovations Inc.	5.875%	6/1/33	15,169	15,905
	General Motors Co.	5.600%	10/15/32	22,271	22,975
	General Motors Financial Co. Inc.	5.850%	4/6/30	30,141	31,268
	General Motors Financial Co. Inc.	3.600%	6/21/30	30,968	28,723
	General Motors Financial Co. Inc.	2.350%	1/8/31	12,806	10,918
	General Motors Financial Co. Inc.	5.750%	2/8/31	27,105	27,906
	General Motors Financial Co. Inc.	2.700%	6/10/31	24,909	21,528
	General Motors Financial Co. Inc.	5.600%	6/18/31	24,538	25,054
	General Motors Financial Co. Inc.	3.100%	1/12/32	34,787	30,382
	General Motors Financial Co. Inc.	6.400%	1/9/33	25,745	27,343
	General Motors Financial Co. Inc.	6.100%	1/7/34	32,915	34,314
	General Motors Financial Co. Inc.	5.950%	4/4/34	37,859	39,090
	General Motors Financial Co. Inc.	5.450%	9/6/34	29,985	30,033
	Genuine Parts Co.	1.875%	11/1/30	12,831	10,792
	Genuine Parts Co.	2.750%	2/1/32	13,199	11,347
	Genuine Parts Co.	6.875%	11/1/33	9,635	10,785
	GXO Logistics Inc.	2.650%	7/15/31	4,075	3,538
	GXO Logistics Inc.	6.500%	5/6/34	13,010	13,725
	Hasbro Inc.	6.050%	5/14/34	12,531	12,927
	Home Depot Inc.	2.700%	4/15/30	35,065	31,967
	Home Depot Inc.	1.375%	3/15/31	32,585	26,871
	Home Depot Inc.	4.850%	6/25/31	27,707	28,075
	Home Depot Inc.	1.875%	9/15/31	31,306	26,356
	Home Depot Inc.	3.250%	4/15/32	35,583	32,425
	Home Depot Inc.	4.500%	9/15/32	20,752	20,612
	Home Depot Inc.	4.950%	6/25/34	41,463	41,943
	Honda Motor Co. Ltd.	2.967%	3/10/32	26,863	23,946
	Hyatt Hotels Corp.	5.750%	4/23/30	11,609	12,013
	Hyatt Hotels Corp.	5.375%	12/15/31	18,800	19,022
	Hyatt Hotels Corp.	5.500%	6/30/34	9,410	9,515
	JD.com Inc.	3.375%	1/14/30	15,728	14,716
[2]	Johns Hopkins University	4.705%	7/1/32	7,985	8,005
	Las Vegas Sands Corp.	6.200%	8/15/34	13,270	13,651
	Lear Corp.	3.500%	5/30/30	9,436	8,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lear Corp.	2.600%	1/15/32	1,174	991
	Lowe's Cos. Inc.	4.500%	4/15/30	34,034	33,735
	Lowe's Cos. Inc.	1.700%	10/15/30	22,286	18,884
	Lowe's Cos. Inc.	2.625%	4/1/31	40,653	35,897
	Lowe's Cos. Inc.	3.750%	4/1/32	38,227	35,687
	Lowe's Cos. Inc.	5.000%	4/15/33	30,482	30,695
	Lowe's Cos. Inc.	5.150%	7/1/33	8,220	8,370
	Magna International Inc.	2.450%	6/15/30	20,758	18,386
	Magna International Inc.	5.500%	3/21/33	13,260	13,724
	Marriott International Inc.	4.800%	3/15/30	15,557	15,569
[2]	Marriott International Inc.	4.625%	6/15/30	32,132	31,905
[2]	Marriott International Inc.	2.850%	4/15/31	32,058	28,498
[2]	Marriott International Inc.	3.500%	10/15/32	24,657	22,191
[2]	Marriott International Inc.	2.750%	10/15/33	11,216	9,413
	Marriott International Inc.	5.300%	5/15/34	22,235	22,569
	Masco Corp.	2.000%	10/1/30	7,804	6,665
	Masco Corp.	2.000%	2/15/31	15,358	13,061
[2]	McDonald's Corp.	2.125%	3/1/30	15,680	13,838
[2]	McDonald's Corp.	3.600%	7/1/30	31,795	30,181
[2]	McDonald's Corp.	4.600%	9/9/32	17,728	17,635
	McDonald's Corp.	4.950%	8/14/33	15,871	16,109
[2]	McDonald's Corp.	5.200%	5/17/34	9,040	9,352
	MDC Holdings Inc.	3.850%	1/15/30	8,069	7,678
	MDC Holdings Inc.	2.500%	1/15/31	8,837	7,763
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	47,532	56,516
	Mohawk Industries Inc.	3.625%	5/15/30	13,148	12,335
	NIKE Inc.	2.850%	3/27/30	39,996	36,943
	NVR Inc.	3.000%	5/15/30	23,980	21,826
	O'Reilly Automotive Inc.	4.200%	4/1/30	10,216	9,952
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,528	2,937
	O'Reilly Automotive Inc.	4.700%	6/15/32	25,370	24,959
	O'Reilly Automotive Inc.	5.000%	8/19/34	19,710	19,523
	Owens Corning	3.500%	2/15/30	5,811	5,458
	Owens Corning	3.875%	6/1/30	7,984	7,610
	Owens Corning	5.700%	6/15/34	21,115	22,030
	PulteGroup Inc.	7.875%	6/15/32	4,466	5,225
	PulteGroup Inc.	6.375%	5/15/33	9,580	10,360
	Ralph Lauren Corp.	2.950%	6/15/30	19,307	17,763
	Ross Stores Inc.	1.875%	4/15/31	10,158	8,519
	Sands China Ltd.	4.375%	6/18/30	20,827	19,481
	Sands China Ltd.	3.250%	8/8/31	16,390	14,090
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,857	12,185
	Stanley Black & Decker Inc.	3.000%	5/15/32	12,621	11,070
	Starbucks Corp.	2.250%	3/12/30	21,062	18,707
	Starbucks Corp.	2.550%	11/15/30	35,044	31,121
	Starbucks Corp.	4.900%	2/15/31	5,750	5,834
	Starbucks Corp.	3.000%	2/14/32	26,464	23,625
	Starbucks Corp.	4.800%	2/15/33	9,548	9,555
	Starbucks Corp.	5.000%	2/15/34	14,066	14,115
	Tapestry Inc.	3.050%	3/15/32	6,441	5,568
	TJX Cos. Inc.	3.875%	4/15/30	11,851	11,462
	TJX Cos. Inc.	1.600%	5/15/31	13,391	11,165
	Toyota Motor Corp.	2.362%	3/25/31	2,076	1,833
	Toyota Motor Corp.	5.123%	7/13/33	1,580	1,643
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	25,682	22,775
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	37,177	34,946
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	24,178	24,056
	Toyota Motor Credit Corp.	5.550%	11/20/30	32,023	33,418
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	16,641	13,962
	Toyota Motor Credit Corp.	5.100%	3/21/31	28,221	28,795
	Toyota Motor Credit Corp.	1.900%	9/12/31	17,518	14,708
[2]	Toyota Motor Credit Corp.	4.600%	10/10/31	24,250	23,974
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	5,188	4,455
	Toyota Motor Credit Corp.	4.700%	1/12/33	10,705	10,677
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	8,556	8,522
	Tractor Supply Co.	1.750%	11/1/30	14,138	11,948
	Tractor Supply Co.	5.250%	5/15/33	18,620	18,933
	Whirlpool Corp.	2.400%	5/15/31	8,222	6,885
	Whirlpool Corp.	4.700%	5/14/32	8,206	7,843
	Whirlpool Corp.	5.500%	3/1/33	8,055	8,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Whirlpool Corp.	5.750%	3/1/34	7,800	7,776
[2]	Yale University	1.482%	4/15/30	12,925	11,126
					3,176,197
Consumer Staples (6.4%)
	Altria Group Inc.	3.400%	5/6/30	15,013	13,981
	Altria Group Inc.	2.450%	2/4/32	46,437	39,062
	Altria Group Inc.	6.875%	11/1/33	8,405	9,363
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	46,933	44,697
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	23,933	24,361
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	27,298	27,837
	Archer-Daniels-Midland Co.	3.250%	3/27/30	21,505	20,088
	Archer-Daniels-Midland Co.	2.900%	3/1/32	25,011	22,178
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,850	4,174
	Avery Dennison Corp.	2.650%	4/30/30	13,697	12,321
	Avery Dennison Corp.	2.250%	2/15/32	7,860	6,562
	Avery Dennison Corp.	5.750%	3/15/33	10,741	11,275
	BAT Capital Corp.	4.906%	4/2/30	30,313	30,295
	BAT Capital Corp.	6.343%	8/2/30	34,036	36,258
	BAT Capital Corp.	5.834%	2/20/31	23,615	24,627
	BAT Capital Corp.	2.726%	3/25/31	27,141	23,924
	BAT Capital Corp.	4.742%	3/16/32	32,904	32,201
	BAT Capital Corp.	7.750%	10/19/32	16,344	18,943
	BAT Capital Corp.	6.421%	8/2/33	26,815	28,932
	BAT Capital Corp.	6.000%	2/20/34	22,937	24,133
	Brown-Forman Corp.	4.750%	4/15/33	16,712	16,722
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	24,110	21,338
	Bunge Ltd. Finance Corp.	4.650%	9/17/34	20,982	20,375
	Campbell's Co.	2.375%	4/24/30	11,973	10,596
	Campbell's Co.	5.400%	3/21/34	27,305	27,852
	Church & Dwight Co. Inc.	2.300%	12/15/31	4,087	3,478
	Church & Dwight Co. Inc.	5.600%	11/15/32	15,015	15,737
	Clorox Co.	1.800%	5/15/30	12,752	10,998
	Clorox Co.	4.600%	5/1/32	15,738	15,653
	Coca-Cola Co.	3.450%	3/25/30	27,273	26,155
	Coca-Cola Co.	1.650%	6/1/30	39,816	34,413
	Coca-Cola Co.	2.000%	3/5/31	25,929	22,526
	Coca-Cola Co.	1.375%	3/15/31	40,852	34,048
	Coca-Cola Co.	2.250%	1/5/32	46,410	40,276
	Coca-Cola Co.	5.000%	5/13/34	21,838	22,388
	Coca-Cola Co.	4.650%	8/14/34	14,084	14,054
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	13,490	13,887
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	25,468	23,185
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	14,089	11,291
	Colgate-Palmolive Co.	3.250%	8/15/32	13,443	12,312
	Colgate-Palmolive Co.	4.600%	3/1/33	11,708	11,784
	Conagra Brands Inc.	8.250%	9/15/30	3,679	4,291
	Constellation Brands Inc.	2.875%	5/1/30	11,191	10,147
	Constellation Brands Inc.	2.250%	8/1/31	23,141	19,641
	Constellation Brands Inc.	4.750%	5/9/32	17,190	16,980
	Constellation Brands Inc.	4.900%	5/1/33	22,140	21,909
	Costco Wholesale Corp.	1.600%	4/20/30	42,948	37,100
	Costco Wholesale Corp.	1.750%	4/20/32	28,467	23,602
	Diageo Capital plc	2.000%	4/29/30	29,299	25,674
	Diageo Capital plc	2.125%	4/29/32	9,792	8,177
	Diageo Capital plc	5.500%	1/24/33	20,696	21,489
	Diageo Capital plc	5.625%	10/5/33	26,164	27,472
	Dollar General Corp.	3.500%	4/3/30	27,345	25,310
	Dollar General Corp.	5.000%	11/1/32	11,243	10,945
	Dollar General Corp.	5.450%	7/5/33	26,083	26,067
	Dollar Tree Inc.	2.650%	12/1/31	17,703	15,049
	Estee Lauder Cos. Inc.	2.600%	4/15/30	17,176	15,459
	Estee Lauder Cos. Inc.	1.950%	3/15/31	18,309	15,424
	Estee Lauder Cos. Inc.	4.650%	5/15/33	19,403	18,888
	Estee Lauder Cos. Inc.	5.000%	2/14/34	16,255	16,281
	Flowers Foods Inc.	2.400%	3/15/31	13,167	11,344
	General Mills Inc.	4.875%	1/30/30	16,250	16,334
	General Mills Inc.	2.875%	4/15/30	14,404	13,119
	General Mills Inc.	2.250%	10/14/31	15,360	13,087
	General Mills Inc.	4.950%	3/29/33	26,295	26,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haleon US Capital LLC	3.625%	3/24/32	51,311	47,474
	Hershey Co.	2.450%	11/15/29	1,806	1,652
	Hershey Co.	1.700%	6/1/30	11,510	9,940
	Hershey Co.	4.500%	5/4/33	13,782	13,722
	Hormel Foods Corp.	1.800%	6/11/30	26,484	22,842
	Ingredion Inc.	2.900%	6/1/30	16,389	14,969
	J M Smucker Co.	2.375%	3/15/30	6,088	5,441
	J M Smucker Co.	2.125%	3/15/32	8,540	7,105
	J M Smucker Co.	6.200%	11/15/33	27,884	29,982
	JBS USA Holding Lux Sarl	5.500%	1/15/30	32,997	33,230
	JBS USA Holding Lux Sarl	3.750%	12/1/31	17,945	16,202
	JBS USA Holding Lux Sarl	3.625%	1/15/32	28,956	25,873
	JBS USA Holding Lux Sarl	3.000%	5/15/32	15,810	13,512
	JBS USA Holding Lux Sarl	5.750%	4/1/33	44,616	45,564
	JBS USA Holding Lux Sarl	6.750%	3/15/34	36,548	39,912
	Kellanova	2.100%	6/1/30	12,678	11,144
[2]	Kellanova	7.450%	4/1/31	14,884	16,943
	Kellanova	5.250%	3/1/33	8,217	8,400
	Kenvue Inc.	5.000%	3/22/30	23,555	24,103
	Kenvue Inc.	4.900%	3/22/33	36,282	36,574
	Keurig Dr Pepper Inc.	3.200%	5/1/30	19,904	18,441
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	17,816	15,344
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	13,848	14,145
	Keurig Dr Pepper Inc.	4.050%	4/15/32	22,488	21,506
	Keurig Dr Pepper Inc.	5.300%	3/15/34	17,056	17,430
	Kimberly-Clark Corp.	3.100%	3/26/30	22,295	20,843
	Kimberly-Clark Corp.	2.000%	11/2/31	15,480	13,292
	Kraft Heinz Foods Co.	3.750%	4/1/30	16,276	15,573
	Kraft Heinz Foods Co.	4.250%	3/1/31	12,419	12,084
	Kraft Heinz Foods Co.	6.750%	3/15/32	8,207	9,123
	Kroger Co.	2.200%	5/1/30	14,005	12,303
	Kroger Co.	1.700%	1/15/31	21,171	17,740
	Kroger Co.	7.500%	4/1/31	11,519	13,232
	Kroger Co.	5.000%	9/15/34	59,310	59,046
	McCormick & Co. Inc.	2.500%	4/15/30	7,321	6,547
	McCormick & Co. Inc.	1.850%	2/15/31	8,044	6,764
	McCormick & Co. Inc.	4.950%	4/15/33	14,539	14,546
	McCormick & Co. Inc.	4.700%	10/15/34	12,650	12,277
	Mondelez International Inc.	2.750%	4/13/30	18,803	17,083
	Mondelez International Inc.	1.500%	2/4/31	14,082	11,715
	Mondelez International Inc.	3.000%	3/17/32	23,371	20,739
	Mondelez International Inc.	1.875%	10/15/32	13,250	10,846
	Mondelez International Inc.	4.750%	8/28/34	12,926	12,695
	PepsiCo Inc.	2.750%	3/19/30	36,610	33,613
	PepsiCo Inc.	1.625%	5/1/30	28,296	24,405
	PepsiCo Inc.	1.400%	2/25/31	26,079	21,715
	PepsiCo Inc.	1.950%	10/21/31	34,458	29,204
	PepsiCo Inc.	3.900%	7/18/32	29,493	28,226
	PepsiCo Inc.	4.800%	7/17/34	17,595	17,710
	Pepsico Singapore Financing I Pte. Ltd.	4.700%	2/16/34	1,526	1,517
	Philip Morris International Inc.	5.125%	2/15/30	56,002	57,077
	Philip Morris International Inc.	2.100%	5/1/30	24,914	21,859
	Philip Morris International Inc.	5.500%	9/7/30	15,171	15,717
	Philip Morris International Inc.	1.750%	11/1/30	20,872	17,658
	Philip Morris International Inc.	5.125%	2/13/31	35,819	36,462
	Philip Morris International Inc.	4.750%	11/1/31	14,350	14,290
	Philip Morris International Inc.	5.750%	11/17/32	43,560	45,807
	Philip Morris International Inc.	5.375%	2/15/33	65,835	67,438
	Philip Morris International Inc.	5.625%	9/7/33	18,282	19,044
	Philip Morris International Inc.	5.250%	2/13/34	53,102	53,969
	Philip Morris International Inc.	4.900%	11/1/34	9,500	9,412
	Pilgrim's Pride Corp.	4.250%	4/15/31	29,054	27,144
	Pilgrim's Pride Corp.	3.500%	3/1/32	25,933	22,833
	Pilgrim's Pride Corp.	6.250%	7/1/33	26,536	27,797
	Pilgrim's Pride Corp.	6.875%	5/15/34	12,575	13,768
	Procter & Gamble Co.	3.000%	3/25/30	46,051	43,029
	Procter & Gamble Co.	1.200%	10/29/30	45,577	38,168
	Procter & Gamble Co.	1.950%	4/23/31	22,072	19,279
	Procter & Gamble Co.	2.300%	2/1/32	14,247	12,567
	Procter & Gamble Co.	4.050%	1/26/33	19,823	19,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	4.550%	1/29/34	24,167	24,207
	Procter & Gamble Co.	5.800%	8/15/34	1,480	1,616
	Sysco Corp.	2.400%	2/15/30	14,165	12,629
	Sysco Corp.	5.950%	4/1/30	28,283	29,808
	Sysco Corp.	2.450%	12/14/31	9,217	7,889
	Sysco Corp.	6.000%	1/17/34	12,649	13,578
	Target Corp.	2.350%	2/15/30	19,990	17,975
	Target Corp.	2.650%	9/15/30	9,628	8,704
	Target Corp.	4.500%	9/15/32	21,150	20,847
	Target Corp.	4.400%	1/15/33	13,232	12,940
	Target Corp.	4.500%	9/15/34	25,115	24,469
	Tyson Foods Inc.	5.700%	3/15/34	25,761	26,684
	Unilever Capital Corp.	1.375%	9/14/30	2,155	1,814
	Unilever Capital Corp.	1.750%	8/12/31	19,485	16,411
	Unilever Capital Corp.	5.900%	11/15/32	27,862	30,244
	Unilever Capital Corp.	5.000%	12/8/33	23,759	24,302
	Unilever Capital Corp.	4.625%	8/12/34	26,822	26,504
	Walmart Inc.	7.550%	2/15/30	4	5
	Walmart Inc.	4.000%	4/15/30	13,490	13,376
	Walmart Inc.	1.800%	9/22/31	43,763	37,334
	Walmart Inc.	4.150%	9/9/32	32,652	32,184
	Walmart Inc.	4.100%	4/15/33	35,326	34,443
					3,259,231
Energy (7.0%)
	Apache Corp.	4.250%	1/15/30	14,080	13,405
	Baker Hughes Holdings LLC	4.486%	5/1/30	14,345	14,227
	Boardwalk Pipelines LP	3.400%	2/15/31	13,432	12,221
	Boardwalk Pipelines LP	3.600%	9/1/32	10,085	9,017
	Boardwalk Pipelines LP	5.625%	8/1/34	15,785	16,119
	BP Capital Markets America Inc.	3.633%	4/6/30	28,521	27,201
	BP Capital Markets America Inc.	1.749%	8/10/30	27,161	23,279
	BP Capital Markets America Inc.	2.721%	1/12/32	53,817	47,058
	BP Capital Markets America Inc.	4.812%	2/13/33	51,128	50,686
	BP Capital Markets America Inc.	4.893%	9/11/33	41,118	40,828
	BP Capital Markets America Inc.	4.989%	4/10/34	23,967	23,992
	BP Capital Markets America Inc.	5.227%	11/17/34	37,468	38,052
	Burlington Resources LLC	7.200%	8/15/31	1,177	1,335
	Burlington Resources LLC	7.400%	12/1/31	4,020	4,644
	Canadian Natural Resources Ltd.	2.950%	7/15/30	19,035	17,153
	Canadian Natural Resources Ltd.	7.200%	1/15/32	10,116	11,318
	Canadian Natural Resources Ltd.	6.450%	6/30/33	7,074	7,579
	Cenovus Energy Inc.	2.650%	1/15/32	12,540	10,681
	Cheniere Energy Inc.	5.650%	4/15/34	36,120	37,102
	Cheniere Energy Partners LP	4.000%	3/1/31	43,864	41,236
	Cheniere Energy Partners LP	3.250%	1/31/32	36,447	32,213
	Cheniere Energy Partners LP	5.950%	6/30/33	37,118	38,774
[3]	Cheniere Energy Partners LP	5.750%	8/15/34	22,433	23,051
	Chevron Corp.	2.236%	5/11/30	33,547	29,849
	Conoco Funding Co.	7.250%	10/15/31	6,595	7,544
	ConocoPhillips	2.400%	2/15/31	9,652	8,398
	ConocoPhillips	5.900%	10/15/32	16,594	17,905
[1]	ConocoPhillips Co.	4.700%	1/15/30	36,735	36,851
[1]	ConocoPhillips Co.	4.850%	1/15/32	23,540	23,610
	ConocoPhillips Co.	5.050%	9/15/33	40,752	41,447
[1]	ConocoPhillips Co.	5.000%	1/15/35	33,120	33,266
	Coterra Energy Inc.	5.600%	3/15/34	12,830	13,047
	DCP Midstream Operating LP	8.125%	8/16/30	7,300	8,397
	DCP Midstream Operating LP	3.250%	2/15/32	11,107	9,752
	Devon Energy Corp.	4.500%	1/15/30	17,888	17,526
	Devon Energy Corp.	7.875%	9/30/31	15,583	17,947
	Devon Energy Corp.	5.200%	9/15/34	32,760	32,051
	Diamondback Energy Inc.	3.500%	12/1/29	25,882	24,337
	Diamondback Energy Inc.	5.150%	1/30/30	21,867	22,154
	Diamondback Energy Inc.	3.125%	3/24/31	26,099	23,509
	Diamondback Energy Inc.	6.250%	3/15/33	33,833	36,040
	Diamondback Energy Inc.	5.400%	4/18/34	35,005	35,427
	Enbridge Inc.	6.200%	11/15/30	21,968	23,460
	Enbridge Inc.	5.700%	3/8/33	67,948	70,535
	Enbridge Inc.	2.500%	8/1/33	28,404	23,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.625%	4/5/34	44,137	45,525
	Enbridge Inc.	7.200%	6/27/54	16,089	16,740
	Enbridge Inc.	7.375%	3/15/55	3,345	3,480
	Energy Transfer LP	3.750%	5/15/30	48,835	46,117
	Energy Transfer LP	6.400%	12/1/30	23,747	25,437
	Energy Transfer LP	5.750%	2/15/33	41,496	42,876
	Energy Transfer LP	6.550%	12/1/33	40,109	43,713
	Energy Transfer LP	5.550%	5/15/34	33,058	33,688
	Energy Transfer LP	5.600%	9/1/34	35,136	35,963
	EnLink Midstream LLC	5.650%	9/1/34	12,478	12,793
	Enterprise Products Operating LLC	2.800%	1/31/30	31,513	28,880
	Enterprise Products Operating LLC	5.350%	1/31/33	24,635	25,438
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	14,306	16,171
	Enterprise Products Operating LLC	4.850%	1/31/34	35,602	35,455
	EOG Resources Inc.	4.375%	4/15/30	18,851	18,610
	EQT Corp.	7.000%	2/1/30	16,976	18,349
	EQT Corp.	5.750%	2/1/34	18,968	19,450
	Expand Energy Corp.	5.375%	3/15/30	30,205	30,001
	Expand Energy Corp.	4.750%	2/1/32	28,910	27,532
	Exxon Mobil Corp.	3.482%	3/19/30	48,262	46,013
	Exxon Mobil Corp.	2.610%	10/15/30	50,324	45,450
	Halliburton Co.	2.920%	3/1/30	36,578	33,412
[3]	Helmerich & Payne Inc.	4.850%	12/1/29	5,800	5,680
	Helmerich & Payne Inc.	2.900%	9/29/31	15,851	13,552
	Hess Corp.	7.300%	8/15/31	19,639	22,338
	Hess Corp.	7.125%	3/15/33	12,014	13,653
	HF Sinclair Corp.	4.500%	10/1/30	6,494	6,216
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	2,769	3,102
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	10,857	12,424
	Kinder Morgan Inc.	2.000%	2/15/31	19,979	17,030
[2]	Kinder Morgan Inc.	7.800%	8/1/31	11,586	13,332
[2]	Kinder Morgan Inc.	7.750%	1/15/32	26,822	31,172
	Kinder Morgan Inc.	4.800%	2/1/33	19,783	19,274
	Kinder Morgan Inc.	5.200%	6/1/33	39,648	39,677
	Kinder Morgan Inc.	5.400%	2/1/34	17,283	17,523
	Marathon Oil Corp.	6.800%	3/15/32	14,824	16,725
	Marathon Oil Corp.	5.700%	4/1/34	17,690	18,923
	MPLX LP	2.650%	8/15/30	31,024	27,547
	MPLX LP	4.950%	9/1/32	24,911	24,618
	MPLX LP	5.000%	3/1/33	28,887	28,430
	MPLX LP	5.500%	6/1/34	34,602	35,053
	NOV Inc.	3.600%	12/1/29	12,974	12,226
	Occidental Petroleum Corp.	8.875%	7/15/30	19,209	22,228
	Occidental Petroleum Corp.	6.625%	9/1/30	37,958	40,284
	Occidental Petroleum Corp.	6.125%	1/1/31	34,411	35,731
	Occidental Petroleum Corp.	7.500%	5/1/31	22,035	24,673
	Occidental Petroleum Corp.	7.875%	9/15/31	7,212	8,170
	Occidental Petroleum Corp.	5.375%	1/1/32	27,852	27,831
	Occidental Petroleum Corp.	5.550%	10/1/34	33,075	33,001
	ONEOK Inc.	3.100%	3/15/30	24,375	22,369
	ONEOK Inc.	3.250%	6/1/30	14,119	12,998
	ONEOK Inc.	5.800%	11/1/30	8,004	8,355
	ONEOK Inc.	6.350%	1/15/31	3,864	4,140
	ONEOK Inc.	4.750%	10/15/31	17,345	17,131
	ONEOK Inc.	6.100%	11/15/32	13,039	13,816
	ONEOK Inc.	6.050%	9/1/33	56,467	59,605
	ONEOK Inc.	5.050%	11/1/34	41,701	41,125
	Ovintiv Inc.	8.125%	9/15/30	6,139	6,983
	Ovintiv Inc.	7.200%	11/1/31	10,325	11,318
	Ovintiv Inc.	7.375%	11/1/31	10,849	12,049
	Ovintiv Inc.	6.250%	7/15/33	18,236	19,156
	Ovintiv Inc.	6.500%	8/15/34	16,415	17,481
	Patterson-UTI Energy Inc.	7.150%	10/1/33	10,568	11,354
	Phillips 66	2.150%	12/15/30	21,591	18,585
	Phillips 66 Co.	3.150%	12/15/29	14,056	13,041
	Phillips 66 Co.	5.250%	6/15/31	33,480	34,120
	Phillips 66 Co.	5.300%	6/30/33	18,412	18,677
	Pioneer Natural Resources Co.	1.900%	8/15/30	29,860	25,767
	Pioneer Natural Resources Co.	2.150%	1/15/31	19,417	16,810
	Plains All American Pipeline LP	3.550%	12/15/29	27,077	25,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP	3.800%	9/15/30	20,303	19,146
	Plains All American Pipeline LP	5.700%	9/15/34	15,235	15,655
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	52,602	51,644
	Schlumberger Investment SA	2.650%	6/26/30	44,328	40,109
	Schlumberger Investment SA	4.850%	5/15/33	12,846	12,853
	Schlumberger Investment SA	5.000%	6/1/34	7,565	7,628
[2]	Shell Finance US Inc.	2.750%	4/6/30	38,780	35,532
[3]	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/34	31,715	31,781
	Suncor Energy Inc.	7.150%	2/1/32	12,815	14,280
	Targa Resources Corp.	4.200%	2/1/33	14,276	13,331
	Targa Resources Corp.	6.125%	3/15/33	23,336	24,688
	Targa Resources Corp.	6.500%	3/30/34	20,963	22,812
	Targa Resources Partners LP	5.500%	3/1/30	23,700	24,015
	Targa Resources Partners LP	4.875%	2/1/31	28,163	27,695
	Targa Resources Partners LP	4.000%	1/15/32	34,243	31,868
	Texas Eastern Transmission LP	7.000%	7/15/32	4,714	5,265
	TotalEnergies Capital International SA	2.829%	1/10/30	33,515	30,904
	TotalEnergies Capital SA	5.150%	4/5/34	31,917	32,473
	TotalEnergies Capital SA	4.724%	9/10/34	18,945	18,719
	TransCanada PipeLines Ltd.	4.100%	4/15/30	35,425	34,107
	TransCanada PipeLines Ltd.	4.625%	3/1/34	33,253	31,847
	TransCanada PipeLines Ltd.	5.600%	3/31/34	5,758	5,891
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	15,709	14,516
	Valero Energy Corp.	2.800%	12/1/31	15,428	13,424
	Valero Energy Corp.	7.500%	4/15/32	16,878	19,371
	Western Midstream Operating LP	4.050%	2/1/30	29,855	28,412
	Western Midstream Operating LP	6.150%	4/1/33	17,563	18,349
	Western Midstream Operating LP	5.450%	11/15/34	20,400	20,279
	Williams Cos. Inc.	3.500%	11/15/30	30,531	28,481
	Williams Cos. Inc.	2.600%	3/15/31	41,375	36,166
	Williams Cos. Inc.	8.750%	3/15/32	3,257	3,951
	Williams Cos. Inc.	4.650%	8/15/32	29,123	28,388
	Williams Cos. Inc.	5.650%	3/15/33	23,443	24,242
	Williams Cos. Inc.	5.150%	3/15/34	36,500	36,467
	Woodside Finance Ltd.	5.100%	9/12/34	31,884	31,275
					3,565,075
Financials (31.4%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	24,411	25,807
	AerCap Ireland Capital DAC	3.300%	1/30/32	101,430	90,130
	AerCap Ireland Capital DAC	3.400%	10/29/33	42,382	36,896
	AerCap Ireland Capital DAC	5.300%	1/19/34	17,974	18,054
	AerCap Ireland Capital DAC	4.950%	9/10/34	29,125	28,391
	AerCap Ireland Capital DAC	6.950%	3/10/55	13,190	13,638
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,702	9,859
	Affiliated Managers Group Inc.	5.500%	8/20/34	12,399	12,441
[4]	Aflac Inc.	3.600%	4/1/30	26,727	25,513
[2]	Air Lease Corp.	3.000%	2/1/30	16,096	14,663
	Air Lease Corp.	3.125%	12/1/30	19,279	17,437
[2]	Air Lease Corp.	5.200%	7/15/31	15,700	15,846
[2]	Air Lease Corp.	2.875%	1/15/32	19,835	17,295
	Alleghany Corp.	3.625%	5/15/30	13,306	12,681
	Allstate Corp.	1.450%	12/15/30	20,296	16,725
	Allstate Corp.	5.250%	3/30/33	24,740	25,192
	Allstate Corp.	5.350%	6/1/33	7,607	7,810
[2]	Ally Financial Inc.	8.000%	11/1/31	54,004	60,830
	Ally Financial Inc.	8.000%	11/1/31	11,528	12,987
	Ally Financial Inc.	6.184%	7/26/35	13,760	13,965
	American Express Co.	6.489%	10/30/31	27,902	30,285
	American Express Co.	4.989%	5/26/33	24,112	24,065
	American Express Co.	4.420%	8/3/33	24,327	23,673
	American Express Co.	5.043%	5/1/34	27,868	28,079
	American Express Co.	5.625%	7/28/34	13,877	14,294
	American Express Co.	5.915%	4/25/35	13,163	13,777
	American Express Co.	5.284%	7/26/35	44,792	45,456
	American Financial Group Inc.	5.250%	4/2/30	4,999	5,123
	American International Group Inc.	3.400%	6/30/30	9,999	9,322
	American International Group Inc.	5.125%	3/27/33	24,206	24,483
	Ameriprise Financial Inc.	4.500%	5/13/32	14,676	14,439
	Ameriprise Financial Inc.	5.150%	5/15/33	22,438	22,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	2.800%	5/15/30	27,161	24,643
	Aon Corp.	2.050%	8/23/31	12,340	10,403
	Aon Corp.	2.600%	12/2/31	12,646	10,996
	Aon Corp.	5.000%	9/12/32	11,395	11,515
	Aon Corp.	5.350%	2/28/33	24,083	24,673
	Aon North America Inc.	5.300%	3/1/31	12,635	12,987
	Aon North America Inc.	5.450%	3/1/34	45,798	47,081
[3]	Apollo Debt Solutions BDC	6.700%	7/29/31	18,710	19,432
	Apollo Global Management Inc.	6.375%	11/15/33	11,024	12,205
	Apollo Global Management Inc.	6.000%	12/15/54	3,865	3,880
	Ares Capital Corp.	3.200%	11/15/31	20,783	18,080
[3]	Ares Strategic Income Fund	5.600%	2/15/30	12,000	11,908
	Arthur J Gallagher & Co.	2.400%	11/9/31	8,730	7,437
	Arthur J Gallagher & Co.	5.500%	3/2/33	9,715	10,031
	Arthur J Gallagher & Co.	6.500%	2/15/34	9,518	10,434
	Arthur J Gallagher & Co.	5.450%	7/15/34	4,575	4,699
	Assurant Inc.	4.900%	3/27/28	1	1
	Assurant Inc.	3.700%	2/22/30	6,189	5,821
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	13,175	11,850
	Athene Holding Ltd.	6.150%	4/3/30	13,212	13,914
	Athene Holding Ltd.	3.500%	1/15/31	13,962	12,831
	Athene Holding Ltd.	6.650%	2/1/33	10,767	11,728
	Athene Holding Ltd.	5.875%	1/15/34	19,599	20,328
	Athene Holding Ltd.	6.625%	10/15/54	15,120	15,178
	AXA SA	8.600%	12/15/30	23,806	28,495
	AXIS Specialty Finance LLC	3.900%	7/15/29	6,972	6,696
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	1,594	1,519
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	19,785	22,226
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	22,706	23,142
	Banco Santander SA	3.490%	5/28/30	29,064	26,762
	Banco Santander SA	2.749%	12/3/30	38,035	32,808
	Banco Santander SA	2.958%	3/25/31	9,716	8,641
	Banco Santander SA	5.439%	7/15/31	45,700	46,533
	Banco Santander SA	3.225%	11/22/32	7,401	6,412
	Banco Santander SA	6.921%	8/8/33	57,995	62,700
	Banco Santander SA	6.938%	11/7/33	38,641	43,221
	Banco Santander SA	6.350%	3/14/34	38,821	40,527
[2]	Bank of America Corp.	3.419%	12/20/28	1	1
[2]	Bank of America Corp.	2.496%	2/13/31	91,283	81,457
[2]	Bank of America Corp.	2.592%	4/29/31	78,663	70,142
[2]	Bank of America Corp.	1.898%	7/23/31	73,410	62,741
[2]	Bank of America Corp.	1.922%	10/24/31	78,212	66,232
[2]	Bank of America Corp.	2.651%	3/11/32	57,288	50,204
	Bank of America Corp.	2.687%	4/22/32	108,505	95,181
	Bank of America Corp.	2.299%	7/21/32	85,417	72,552
	Bank of America Corp.	2.572%	10/20/32	83,931	72,287
[2]	Bank of America Corp.	2.972%	2/4/33	103,619	90,871
	Bank of America Corp.	4.571%	4/27/33	93,886	91,391
[2]	Bank of America Corp.	5.015%	7/22/33	135,096	135,647
	Bank of America Corp.	5.288%	4/25/34	105,636	107,360
	Bank of America Corp.	5.872%	9/15/34	106,172	112,079
	Bank of America Corp.	5.468%	1/23/35	130,541	134,253
[2]	Bank of America Corp.	5.425%	8/15/35	38,954	38,946
	Bank of America Corp.	5.518%	10/25/35	110,227	110,411
	Bank of America Corp.	2.482%	9/21/36	56,652	47,089
	Bank of America Corp.	3.846%	3/8/37	40,835	36,905
	Bank of Montreal	5.511%	6/4/31	19,338	19,942
	Bank of Montreal	3.088%	1/10/37	32,220	27,471
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	14,859	12,583
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,697	4,950
	Bank of New York Mellon Corp.	5.060%	7/22/32	21,999	22,328
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	24,408	23,469
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	43,136	45,730
	Bank of New York Mellon Corp.	4.706%	2/1/34	24,019	23,671
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	23,584	23,627
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	26,134	28,891
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	26,808	27,304
	Bank of New York Mellon Corp.	5.606%	7/21/39	12,740	13,073
	Bank of Nova Scotia	4.850%	2/1/30	38,867	39,073
	Bank of Nova Scotia	2.150%	8/1/31	15,502	13,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.450%	2/2/32	23,525	20,116
	Bank of Nova Scotia	4.740%	11/10/32	12,257	12,086
	Bank of Nova Scotia	5.650%	2/1/34	25,422	26,529
	Bank of Nova Scotia	4.588%	5/4/37	27,900	26,153
	BankUnited Inc.	5.125%	6/11/30	7,140	6,979
	Barclays plc	2.645%	6/24/31	6,209	5,463
	Barclays plc	2.667%	3/10/32	20,517	17,762
	Barclays plc	2.894%	11/24/32	22,483	19,375
	Barclays plc	5.746%	8/9/33	35,209	36,053
	Barclays plc	7.437%	11/2/33	62,460	70,610
	Barclays plc	6.224%	5/9/34	57,248	60,323
	Barclays plc	7.119%	6/27/34	45,267	49,388
	Barclays plc	6.692%	9/13/34	43,532	47,428
	Barclays plc	5.335%	9/10/35	49,804	49,231
	Barclays plc	3.564%	9/23/35	12,693	11,326
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	10,975	9,655
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	26,268	22,175
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	26,362	23,665
	BlackRock Funding Inc.	5.000%	3/14/34	27,767	28,163
	Blackrock Inc.	2.400%	4/30/30	26,225	23,557
	Blackrock Inc.	1.900%	1/28/31	35,041	30,039
	Blackrock Inc.	2.100%	2/25/32	18,473	15,591
	Blackrock Inc.	4.750%	5/25/33	30,976	31,054
[3]	Blackstone Private Credit Fund	5.250%	4/1/30	9,095	8,927
	Blackstone Private Credit Fund	6.250%	1/25/31	13,261	13,596
[3]	Blackstone Private Credit Fund	6.000%	11/22/34	12,500	12,474
[3]	Blue Owl Credit Income Corp.	5.800%	3/15/30	26,125	25,929
	Blue Owl Credit Income Corp.	6.650%	3/15/31	19,127	19,660
	Blue Owl Finance LLC	6.250%	4/18/34	33,616	35,367
	Brighthouse Financial Inc.	5.625%	5/15/30	15,849	16,415
	Brookfield Capital Finance LLC	6.087%	6/14/33	15,260	16,159
	Brookfield Finance I UK plc	2.340%	1/30/32	12,102	10,225
	Brookfield Finance Inc.	4.350%	4/15/30	19,272	18,841
	Brookfield Finance Inc.	2.724%	4/15/31	8,879	7,828
	Brookfield Finance Inc.	6.350%	1/5/34	18,618	20,095
	Brown & Brown Inc.	2.375%	3/15/31	20,601	17,674
	Brown & Brown Inc.	4.200%	3/17/32	16,427	15,452
	Brown & Brown Inc.	5.650%	6/11/34	14,757	15,205
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	25,662	23,616
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	31,626	33,911
[2]	Capital One Financial Corp.	7.624%	10/30/31	40,140	44,930
	Capital One Financial Corp.	2.359%	7/29/32	27,325	22,442
	Capital One Financial Corp.	2.618%	11/2/32	7,726	6,537
	Capital One Financial Corp.	5.268%	5/10/33	34,236	34,224
	Capital One Financial Corp.	5.817%	2/1/34	33,888	34,857
	Capital One Financial Corp.	6.377%	6/8/34	54,826	58,282
	Capital One Financial Corp.	6.051%	2/1/35	15,230	15,895
	Capital One Financial Corp.	5.884%	7/26/35	20,145	20,812
	Carlyle Secured Lending Inc.	6.750%	2/18/30	7,850	7,993
	Cboe Global Markets Inc.	1.625%	12/15/30	13,695	11,482
	Cboe Global Markets Inc.	3.000%	3/16/32	7,898	7,021
	Charles Schwab Corp.	4.625%	3/22/30	16,205	16,389
	Charles Schwab Corp.	1.650%	3/11/31	23,067	19,276
	Charles Schwab Corp.	2.300%	5/13/31	26,468	22,952
	Charles Schwab Corp.	1.950%	12/1/31	16,608	13,794
	Charles Schwab Corp.	2.900%	3/3/32	29,545	26,099
	Charles Schwab Corp.	5.853%	5/19/34	36,842	38,748
	Charles Schwab Corp.	6.136%	8/24/34	24,756	26,592
	Chubb INA Holdings LLC	1.375%	9/15/30	30,942	26,083
	Chubb INA Holdings LLC	5.000%	3/15/34	38,937	39,396
	CI Financial Corp.	3.200%	12/17/30	18,481	16,185
[2]	Citibank NA	5.570%	4/30/34	59,980	62,459
[2]	Citigroup Inc.	2.666%	1/29/31	60,174	53,931
[2]	Citigroup Inc.	4.412%	3/31/31	117,654	114,738
[2]	Citigroup Inc.	2.572%	6/3/31	88,236	78,091
	Citigroup Inc.	2.561%	5/1/32	57,651	49,848
	Citigroup Inc.	6.625%	6/15/32	31,885	34,776
	Citigroup Inc.	2.520%	11/3/32	20,780	17,723
	Citigroup Inc.	3.057%	1/25/33	75,538	66,393
	Citigroup Inc.	3.785%	3/17/33	94,055	86,548

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.910%	5/24/33	42,101	41,650
	Citigroup Inc.	6.000%	10/31/33	12,889	13,588
	Citigroup Inc.	6.270%	11/17/33	82,807	89,178
	Citigroup Inc.	6.174%	5/25/34	95,046	99,481
	Citigroup Inc.	5.827%	2/13/35	60,286	61,421
	Citigroup Inc.	5.449%	6/11/35	57,615	59,082
	Citigroup Inc.	5.411%	9/19/39	18,720	18,357
	Citizens Financial Group Inc.	2.500%	2/6/30	6,854	6,065
	Citizens Financial Group Inc.	3.250%	4/30/30	13,064	11,988
	Citizens Financial Group Inc.	5.718%	7/23/32	40,904	41,737
	Citizens Financial Group Inc.	2.638%	9/30/32	13,445	11,069
	Citizens Financial Group Inc.	6.645%	4/25/35	18,905	20,523
	Citizens Financial Group Inc.	5.641%	5/21/37	10,217	10,069
	CME Group Inc.	2.650%	3/15/32	19,124	16,810
	CNA Financial Corp.	2.050%	8/15/30	6,078	5,255
	CNA Financial Corp.	5.500%	6/15/33	13,083	13,447
	CNA Financial Corp.	5.125%	2/15/34	13,800	13,863
	CNO Financial Group Inc.	6.450%	6/15/34	18,565	19,578
	Comerica Bank	5.332%	8/25/33	9,844	9,522
	Corebridge Financial Inc.	3.900%	4/5/32	40,918	38,015
	Corebridge Financial Inc.	6.050%	9/15/33	7,928	8,396
	Corebridge Financial Inc.	5.750%	1/15/34	23,704	24,627
	Corebridge Financial Inc.	6.375%	9/15/54	19,600	19,694
	Credit Suisse USA LLC	7.125%	7/15/32	24,290	27,578
	Deutsche Bank AG	5.882%	7/8/31	926	932
[2]	Deutsche Bank AG	3.547%	9/18/31	42,373	38,715
	Deutsche Bank AG	3.729%	1/14/32	34,290	30,276
	Deutsche Bank AG	3.035%	5/28/32	24,418	21,187
	Deutsche Bank AG	3.742%	1/7/33	23,954	20,681
	Deutsche Bank AG	7.079%	2/10/34	42,435	44,659
	Deutsche Bank AG	5.403%	9/11/35	33,404	32,642
[2]	Discover Bank	2.700%	2/6/30	9,866	8,802
	Discover Financial Services	6.700%	11/29/32	20,451	22,319
	Discover Financial Services	7.964%	11/2/34	26,469	30,865
	Enstar Group Ltd.	4.950%	6/1/29	1	1
	Enstar Group Ltd.	3.100%	9/1/31	11,005	9,459
	Equitable Holdings Inc.	5.594%	1/11/33	14,427	14,887
	F&G Annuities & Life Inc.	6.250%	10/4/34	12,730	12,724
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	8,155	8,069
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	9,078	8,254
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	21,282	21,907
	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	20,432	21,353
	Fidelity National Financial Inc.	4.500%	8/15/28	1,973	1,955
	Fidelity National Financial Inc.	3.400%	6/15/30	17,222	15,840
	Fidelity National Financial Inc.	2.450%	3/15/31	10,341	8,895
	Fifth Third Bancorp	5.631%	1/29/32	27,778	28,590
	Fifth Third Bancorp	4.337%	4/25/33	15,199	14,459
	First American Financial Corp.	4.000%	5/15/30	11,321	10,668
	First American Financial Corp.	2.400%	8/15/31	17,675	14,702
	First American Financial Corp.	5.450%	9/30/34	11,405	11,298
[2]	First Horizon Bank	5.750%	5/1/30	10,132	10,186
	Franklin Resources Inc.	1.600%	10/30/30	22,598	18,957
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	FS KKR Capital Corp.	6.125%	1/15/30	9,225	9,274
	GATX Corp.	4.000%	6/30/30	11,609	11,120
	GATX Corp.	1.900%	6/1/31	10,840	8,982
	GATX Corp.	3.500%	6/1/32	7,291	6,559
	GATX Corp.	4.900%	3/15/33	10,572	10,392
	GATX Corp.	5.450%	9/15/33	11,813	12,119
	GATX Corp.	6.050%	3/15/34	13,006	13,869
	GATX Corp.	6.900%	5/1/34	10,274	11,553
	Global Payments Inc.	2.900%	5/15/30	27,566	24,858
	Global Payments Inc.	2.900%	11/15/31	21,436	18,731
	Global Payments Inc.	5.400%	8/15/32	22,599	22,970
	Globe Life Inc.	2.150%	8/15/30	6,911	5,914
	Globe Life Inc.	4.800%	6/15/32	8,162	8,022
	Goldman Sachs Capital I	6.345%	2/15/34	19,445	20,610
	Goldman Sachs Group Inc.	2.600%	2/7/30	51,260	46,074
	Goldman Sachs Group Inc.	3.800%	3/15/30	67,556	64,350
	Goldman Sachs Group Inc.	1.992%	1/27/32	37,451	31,492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	2.615%	4/22/32	93,501	81,370
	Goldman Sachs Group Inc.	2.383%	7/21/32	104,252	88,958
	Goldman Sachs Group Inc.	2.650%	10/21/32	81,610	70,369
	Goldman Sachs Group Inc.	6.125%	2/15/33	33,141	36,288
	Goldman Sachs Group Inc.	3.102%	2/24/33	96,242	85,013
	Goldman Sachs Group Inc.	6.561%	10/24/34	33,243	36,633
	Goldman Sachs Group Inc.	5.851%	4/25/35	70,085	73,579
	Goldman Sachs Group Inc.	5.330%	7/23/35	67,464	68,272
	Goldman Sachs Group Inc.	5.016%	10/23/35	88,860	88,007
[3]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	20,735	20,840
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,635	6,655
	HSBC Holdings plc	4.950%	3/31/30	71,951	72,292
[2]	HSBC Holdings plc	2.848%	6/4/31	24,287	21,645
[2]	HSBC Holdings plc	2.357%	8/18/31	27,238	23,508
	HSBC Holdings plc	5.733%	5/17/32	41,477	42,761
	HSBC Holdings plc	2.804%	5/24/32	82,525	71,473
	HSBC Holdings plc	2.871%	11/22/32	33,528	28,960
	HSBC Holdings plc	4.762%	3/29/33	54,276	51,891
	HSBC Holdings plc	5.402%	8/11/33	67,173	67,869
	HSBC Holdings plc	8.113%	11/3/33	63,191	72,878
	HSBC Holdings plc	6.254%	3/9/34	66,125	70,354
	HSBC Holdings plc	6.547%	6/20/34	49,425	52,259
	HSBC Holdings plc	7.399%	11/13/34	51,025	56,801
	HSBC Holdings plc	5.719%	3/4/35	24,930	25,711
	HSBC Holdings plc	5.874%	11/18/35	25,407	25,553
	Huntington Bancshares Inc.	2.550%	2/4/30	16,151	14,380
	Huntington Bancshares Inc.	5.272%	1/15/31	28,438	28,797
	Huntington Bancshares Inc.	5.023%	5/17/33	16,613	16,419
	Huntington Bancshares Inc.	5.709%	2/2/35	31,031	31,773
	Huntington Bancshares Inc.	2.487%	8/15/36	6,902	5,654
	Huntington Bancshares Inc.	6.141%	11/18/39	8,830	9,043
	Huntington National Bank	5.650%	1/10/30	19,990	20,663
	ING Groep NV	2.727%	4/1/32	19,910	17,437
	ING Groep NV	4.252%	3/28/33	26,656	25,261
	ING Groep NV	6.114%	9/11/34	25,756	27,282
	ING Groep NV	5.550%	3/19/35	40,805	41,620
	Intercontinental Exchange Inc.	2.100%	6/15/30	44,299	38,830
	Intercontinental Exchange Inc.	1.850%	9/15/32	40,034	32,451
	Intercontinental Exchange Inc.	4.600%	3/15/33	42,560	41,868
	Jackson Financial Inc.	3.125%	11/23/31	12,590	10,942
	Jackson Financial Inc.	5.670%	6/8/32	9,093	9,337
[3]	Janus Henderson US Holdings Inc.	5.450%	9/10/34	10,410	10,242
	Jefferies Financial Group Inc.	4.150%	1/23/30	28,075	27,077
	Jefferies Financial Group Inc.	2.625%	10/15/31	29,342	25,133
	Jefferies Financial Group Inc.	2.750%	10/15/32	3,661	3,080
	Jefferies Financial Group Inc.	6.200%	4/14/34	39,514	41,670
	JPMorgan Chase & Co.	1.040%	2/4/27	82	78
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	596	711
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	88,496	87,213
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	65,491	58,353
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	79,946	72,345
	JPMorgan Chase & Co.	1.764%	11/19/31	40,902	34,445
	JPMorgan Chase & Co.	1.953%	2/4/32	79,497	67,029
	JPMorgan Chase & Co.	2.580%	4/22/32	92,631	80,782
	JPMorgan Chase & Co.	2.545%	11/8/32	53,828	46,307
	JPMorgan Chase & Co.	2.963%	1/25/33	92,758	81,635
	JPMorgan Chase & Co.	4.586%	4/26/33	55,549	54,277
	JPMorgan Chase & Co.	4.912%	7/25/33	123,410	123,477
	JPMorgan Chase & Co.	5.717%	9/14/33	88,448	91,685
	JPMorgan Chase & Co.	5.350%	6/1/34	113,756	116,491
	JPMorgan Chase & Co.	6.254%	10/23/34	85,421	92,538
	JPMorgan Chase & Co.	5.336%	1/23/35	78,170	79,585
	JPMorgan Chase & Co.	5.766%	4/22/35	73,949	77,636
	JPMorgan Chase & Co.	5.294%	7/22/35	87,668	89,073
	JPMorgan Chase & Co.	4.946%	10/22/35	70,480	70,027
	Kemper Corp.	2.400%	9/30/30	9,027	7,702
	Kemper Corp.	3.800%	2/23/32	9,837	8,872
[2]	KeyBank NA	4.900%	8/8/32	19,841	19,222
	KeyBank NA	5.000%	1/26/33	24,664	24,104
[2]	KeyCorp	4.789%	6/1/33	17,972	17,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KeyCorp	6.401%	3/6/35	20,634	22,049
	Lazard Group LLC	6.000%	3/15/31	10,510	10,969
	Lincoln National Corp.	3.050%	1/15/30	10,398	9,527
	Lincoln National Corp.	3.400%	1/15/31	10,615	9,699
	Lincoln National Corp.	3.400%	3/1/32	4,416	3,959
	Lincoln National Corp.	5.852%	3/15/34	9,504	9,889
	Lloyds Banking Group plc	4.976%	8/11/33	33,626	33,096
	Lloyds Banking Group plc	7.953%	11/15/33	23,177	26,439
	Lloyds Banking Group plc	5.679%	1/5/35	46,815	47,832
	Lloyds Banking Group plc	5.590%	11/26/35	19,335	19,667
	Loews Corp.	3.200%	5/15/30	13,340	12,395
	LPL Holdings Inc.	6.000%	5/20/34	8,550	8,863
	M&T Bank Corp.	6.082%	3/13/32	24,703	25,685
	M&T Bank Corp.	5.053%	1/27/34	28,037	27,277
	Manulife Financial Corp.	3.703%	3/16/32	19,887	18,535
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	21,100	21,145
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	19,860	17,420
	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	25,200	25,292
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	11,711	10,049
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	11,376	12,054
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	20,051	20,920
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	16,732	17,163
	Mastercard Inc.	3.350%	3/26/30	37,374	35,355
	Mastercard Inc.	1.900%	3/15/31	14,709	12,679
	Mastercard Inc.	2.000%	11/18/31	24,514	20,856
	Mastercard Inc.	4.350%	1/15/32	33,746	33,179
	Mastercard Inc.	4.850%	3/9/33	6,270	6,357
	Mastercard Inc.	4.875%	5/9/34	23,488	23,693
	Mastercard Inc.	4.550%	1/15/35	7,850	7,692
	MetLife Inc.	4.550%	3/23/30	29,407	29,440
	MetLife Inc.	6.500%	12/15/32	9,449	10,567
	MetLife Inc.	5.375%	7/15/33	24,093	25,051
	MetLife Inc.	6.375%	6/15/34	508	562
	MetLife Inc.	5.300%	12/15/34	19,108	19,631
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	31,735	28,533
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	38,086	32,989
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	2,593	2,674
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	50,415	43,076
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	13,801	11,881
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	26,934	23,578
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	15,521	14,921
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	44,277	44,836
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	19,971	20,654
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	29,622	30,651
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	25,329	26,189
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	42,913	44,193
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,276	4,688
	Mizuho Financial Group Inc.	5.739%	5/27/31	23,386	24,304
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	17,436	15,113
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	22,501	19,172
	Mizuho Financial Group Inc.	2.564%	9/13/31	26,665	22,804
	Mizuho Financial Group Inc.	2.172%	5/22/32	13,767	11,649
	Mizuho Financial Group Inc.	2.260%	7/9/32	11,273	9,547
	Mizuho Financial Group Inc.	5.669%	9/13/33	24,198	25,132
	Mizuho Financial Group Inc.	5.754%	5/27/34	24,513	25,603
	Mizuho Financial Group Inc.	5.748%	7/6/34	32,890	34,354
	Mizuho Financial Group Inc.	5.579%	5/26/35	5,765	5,968
	Mizuho Financial Group Inc.	5.594%	7/10/35	11,195	11,588
[2]	Morgan Stanley	2.699%	1/22/31	98,877	89,191
[2]	Morgan Stanley	3.622%	4/1/31	58,799	55,378
[2]	Morgan Stanley	1.794%	2/13/32	47,418	39,499
	Morgan Stanley	7.250%	4/1/32	37,557	43,240
[2]	Morgan Stanley	1.928%	4/28/32	58,930	49,118
[2]	Morgan Stanley	2.239%	7/21/32	76,788	64,936
[2]	Morgan Stanley	2.511%	10/20/32	59,487	50,916
	Morgan Stanley	2.943%	1/21/33	55,496	48,602
	Morgan Stanley	4.889%	7/20/33	58,311	57,776
	Morgan Stanley	6.342%	10/18/33	88,045	95,411
[2]	Morgan Stanley	5.250%	4/21/34	91,796	92,756
[2]	Morgan Stanley	5.424%	7/21/34	73,694	75,136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	6.627%	11/1/34	52,106	57,609
	Morgan Stanley	5.466%	1/18/35	67,791	69,425
	Morgan Stanley	5.831%	4/19/35	77,862	81,782
	Morgan Stanley	5.320%	7/19/35	70,585	71,795
	Morgan Stanley	2.484%	9/16/36	84,977	70,303
	Morgan Stanley	5.297%	4/20/37	48,245	47,750
	Morgan Stanley	5.948%	1/19/38	56,116	57,516
	Morgan Stanley	5.942%	2/7/39	31,574	32,412
	Nasdaq Inc.	1.650%	1/15/31	16,611	13,932
	Nasdaq Inc.	5.550%	2/15/34	33,916	34,983
	NatWest Group plc	6.016%	3/2/34	23,643	24,896
	NatWest Group plc	5.778%	3/1/35	35,466	36,538
[2]	NatWest Group plc	3.032%	11/28/35	14,271	12,483
	Nomura Holdings Inc.	3.103%	1/16/30	40,198	36,661
	Nomura Holdings Inc.	2.679%	7/16/30	26,241	23,146
	Nomura Holdings Inc.	2.608%	7/14/31	29,790	25,554
	Nomura Holdings Inc.	2.999%	1/22/32	23,803	20,696
	Nomura Holdings Inc.	6.181%	1/18/33	19,216	20,414
	Nomura Holdings Inc.	6.087%	7/12/33	4,328	4,591
	Nomura Holdings Inc.	5.783%	7/3/34	30,775	31,755
[3]	North Haven Private Income Fund LLC	5.750%	2/1/30	6,072	5,964
	Northern Trust Corp.	1.950%	5/1/30	26,406	23,049
	Northern Trust Corp.	6.125%	11/2/32	25,618	27,771
	Old Republic International Corp.	5.750%	3/28/34	10,890	11,187
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	13,316	11,372
	ORIX Corp.	4.000%	4/13/32	13,013	12,236
	ORIX Corp.	5.200%	9/13/32	13,095	13,247
	PartnerRe Finance B LLC	4.500%	10/1/50	8,776	8,144
	PayPal Holdings Inc.	2.300%	6/1/30	25,839	22,964
	PayPal Holdings Inc.	4.400%	6/1/32	21,998	21,560
	PayPal Holdings Inc.	5.150%	6/1/34	20,690	21,070
	PNC Financial Services Group Inc.	2.550%	1/22/30	45,821	41,296
	PNC Financial Services Group Inc.	2.307%	4/23/32	16,875	14,488
	PNC Financial Services Group Inc.	4.812%	10/21/32	38,115	37,785
	PNC Financial Services Group Inc.	4.626%	6/6/33	24,379	23,458
	PNC Financial Services Group Inc.	6.037%	10/28/33	35,921	38,049
	PNC Financial Services Group Inc.	5.068%	1/24/34	41,314	41,173
	PNC Financial Services Group Inc.	5.939%	8/18/34	17,822	18,839
	PNC Financial Services Group Inc.	6.875%	10/20/34	64,745	72,500
	PNC Financial Services Group Inc.	5.676%	1/22/35	41,869	43,417
	PNC Financial Services Group Inc.	5.401%	7/23/35	28,155	28,698
	Primerica Inc.	2.800%	11/19/31	15,808	13,731
	Principal Financial Group Inc.	2.125%	6/15/30	12,515	10,956
	Principal Financial Group Inc.	5.375%	3/15/33	15,428	15,858
	Progressive Corp.	3.200%	3/26/30	6,090	5,684
	Progressive Corp.	3.000%	3/15/32	13,887	12,475
	Progressive Corp.	6.250%	12/1/32	6,612	7,325
	Progressive Corp.	4.950%	6/15/33	18,133	18,387
[2]	Prudential Financial Inc.	2.100%	3/10/30	14,062	12,528
[2]	Prudential Financial Inc.	5.750%	7/15/33	4,454	4,799
[2]	Prudential Financial Inc.	3.700%	10/1/50	21,595	19,556
	Prudential Financial Inc.	5.125%	3/1/52	27,700	26,618
	Prudential Financial Inc.	6.000%	9/1/52	32,872	33,214
	Prudential Financial Inc.	6.750%	3/1/53	681	716
	Prudential Financial Inc.	6.500%	3/15/54	29,249	30,265
	Prudential Funding Asia plc	3.125%	4/14/30	25,911	23,840
	Prudential Funding Asia plc	3.625%	3/24/32	9,072	8,393
	Raymond James Financial Inc.	4.650%	4/1/30	10,474	10,528
	Regions Financial Corp.	5.502%	9/6/35	25,670	25,778
	Reinsurance Group of America Inc.	3.150%	6/15/30	16,110	14,761
	Reinsurance Group of America Inc.	6.000%	9/15/33	10,866	11,493
	Reinsurance Group of America Inc.	5.750%	9/15/34	10,732	11,059
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	19,600	20,146
[2]	Royal Bank of Canada	2.300%	11/3/31	42,253	36,165
	Royal Bank of Canada	3.875%	5/4/32	25,208	23,724
[2]	Royal Bank of Canada	5.000%	2/1/33	48,187	48,509
[2]	Royal Bank of Canada	5.000%	5/2/33	20,815	20,954
[2]	Royal Bank of Canada	5.150%	2/1/34	30,373	30,696
	Santander Holdings USA Inc.	7.660%	11/9/31	20,560	22,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	6.342%	5/31/35	16,365	16,908
	Santander UK Group Holdings plc	2.896%	3/15/32	21,260	18,683
[3]	Sixth Street Lending Partners	5.750%	1/15/30	22,925	22,673
	State Street Corp.	2.400%	1/24/30	22,671	20,463
	State Street Corp.	2.200%	3/3/31	26,288	22,755
	State Street Corp.	3.152%	3/30/31	10,113	9,376
	State Street Corp.	4.675%	10/22/32	17,832	17,684
	State Street Corp.	4.421%	5/13/33	10,727	10,473
	State Street Corp.	4.164%	8/4/33	18,535	17,652
	State Street Corp.	4.821%	1/26/34	23,090	22,954
	State Street Corp.	5.159%	5/18/34	31,021	31,570
[2]	State Street Corp.	3.031%	11/1/34	10,128	9,198
	State Street Corp.	6.123%	11/21/34	9,342	9,963
	Stewart Information Services Corp.	3.600%	11/15/31	9,219	8,023
	Stifel Financial Corp.	4.000%	5/15/30	10,448	9,983
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	40,947	42,542
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	45,065	40,777
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	34,352	29,754
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	2,232	2,339
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	23,670	20,296
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	2,193	1,827
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	2,000	2,057
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	16,146	13,666
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	46,863	49,356
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	27,396	28,871
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	19,989	21,196
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	43,387	45,090
	Synchrony Financial	2.875%	10/28/31	19,452	16,466
[2]	Toronto-Dominion Bank	2.000%	9/10/31	18,965	16,065
[2]	Toronto-Dominion Bank	2.450%	1/12/32	17,618	15,076
[2]	Toronto-Dominion Bank	3.200%	3/10/32	35,175	31,523
	Toronto-Dominion Bank	4.456%	6/8/32	52,715	51,197
	TPG Operating Group II LP	5.875%	3/5/34	16,215	17,024
	Travelers Property Casualty Corp.	6.375%	3/15/33	17,515	19,630
[2]	Truist Bank	2.250%	3/11/30	26,321	22,872
[2]	Truist Financial Corp.	1.950%	6/5/30	20,422	17,634
[2]	Truist Financial Corp.	4.916%	7/28/33	30,813	29,739
[2]	Truist Financial Corp.	6.123%	10/28/33	24,433	25,890
[2]	Truist Financial Corp.	5.122%	1/26/34	42,151	41,833
[2]	Truist Financial Corp.	5.867%	6/8/34	48,259	50,373
[2]	Truist Financial Corp.	5.711%	1/24/35	46,297	47,793
[2]	US Bancorp	1.375%	7/22/30	33,765	28,290
[2]	US Bancorp	2.677%	1/27/33	24,530	21,160
[2]	US Bancorp	4.967%	7/22/33	38,513	37,728
	US Bancorp	5.850%	10/21/33	26,968	28,217
	US Bancorp	4.839%	2/1/34	51,319	50,298
	US Bancorp	5.836%	6/12/34	50,221	52,512
	US Bancorp	5.678%	1/23/35	55,028	57,114
	US Bancorp	2.491%	11/3/36	30,867	25,621
	Visa Inc.	2.050%	4/15/30	33,164	29,374
	Visa Inc.	1.100%	2/15/31	27,976	23,032
	Voya Financial Inc.	5.000%	9/20/34	10,585	10,307
[2]	Wells Fargo & Co.	3.196%	6/17/27	184	180
[2]	Wells Fargo & Co.	7.950%	11/15/29	1,042	1,175
[2]	Wells Fargo & Co.	2.572%	2/11/31	76,524	68,392
[2]	Wells Fargo & Co.	4.478%	4/4/31	69,700	68,480
[2]	Wells Fargo & Co.	3.350%	3/2/33	87,217	78,198
[2]	Wells Fargo & Co.	4.897%	7/25/33	102,889	101,858
	Wells Fargo & Co.	5.389%	4/24/34	99,406	100,916
[2]	Wells Fargo & Co.	5.557%	7/25/34	111,766	114,811
	Wells Fargo & Co.	6.491%	10/23/34	87,644	95,726
	Wells Fargo & Co.	5.499%	1/23/35	77,340	79,186
	Western Union Co.	2.750%	3/15/31	3,142	2,709
	Westpac Banking Corp.	2.650%	1/16/30	20,762	18,983
	Westpac Banking Corp.	2.150%	6/3/31	28,563	24,718
	Westpac Banking Corp.	5.405%	8/10/33	28,596	28,842
	Westpac Banking Corp.	6.820%	11/17/33	14,972	16,620
	Westpac Banking Corp.	2.668%	11/15/35	37,544	32,377
[2]	Westpac Banking Corp.	5.618%	11/20/35	25,300	25,576
	Westpac Banking Corp.	3.020%	11/18/36	27,821	24,017

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Willis North America Inc.	5.350%	5/15/33	23,690	24,097
	Zions Bancorp NA	6.816%	11/19/35	5,900	6,061
					15,944,698
Health Care (9.2%)
	Abbott Laboratories	1.400%	6/30/30	17,042	14,594
	AbbVie Inc.	3.200%	11/21/29	6,677	6,265
	AbbVie Inc.	4.950%	3/15/31	53,118	53,801
	AbbVie Inc.	5.050%	3/15/34	82,571	83,715
	Adventist Health System	5.430%	3/1/32	9,480	9,602
	Adventist Health System	5.757%	12/1/34	750	768
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	4,397	3,882
	Agilent Technologies Inc.	2.100%	6/4/30	13,441	11,701
	Agilent Technologies Inc.	2.300%	3/12/31	22,161	19,172
	Agilent Technologies Inc.	4.750%	9/9/34	15,400	15,037
	Amgen Inc.	2.450%	2/21/30	27,743	24,849
	Amgen Inc.	5.250%	3/2/30	53,867	55,096
	Amgen Inc.	2.300%	2/25/31	22,703	19,667
	Amgen Inc.	2.000%	1/15/32	26,838	22,224
	Amgen Inc.	3.350%	2/22/32	29,496	26,779
	Amgen Inc.	4.200%	3/1/33	19,340	18,299
	Amgen Inc.	5.250%	3/2/33	110,445	112,257
[2]	Ascension Health	2.532%	11/15/29	23,155	21,181
	AstraZeneca Finance LLC	4.900%	3/3/30	1,205	1,225
	AstraZeneca Finance LLC	4.900%	2/26/31	25,379	25,768
	AstraZeneca Finance LLC	2.250%	5/28/31	25,629	22,290
	AstraZeneca Finance LLC	4.875%	3/3/33	10,932	11,056
	AstraZeneca Finance LLC	5.000%	2/26/34	40,848	41,405
	AstraZeneca plc	1.375%	8/6/30	37,790	31,868
	Banner Health	2.338%	1/1/30	3,997	3,584
	Banner Health	1.897%	1/1/31	6,929	5,908
	Baxter International Inc.	3.950%	4/1/30	12,964	12,393
	Baxter International Inc.	1.730%	4/1/31	12,186	10,115
	Baxter International Inc.	2.539%	2/1/32	50,186	42,794
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	4,413	3,757
	Becton Dickinson & Co.	2.823%	5/20/30	22,741	20,596
	Becton Dickinson & Co.	1.957%	2/11/31	30,531	25,855
	Becton Dickinson & Co.	4.298%	8/22/32	14,626	14,029
	Becton Dickinson & Co.	5.110%	2/8/34	6,565	6,615
	Biogen Inc.	2.250%	5/1/30	36,595	31,996
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	21,359	19,469
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	7,900	7,486
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	7,609	6,470
	Boston Scientific Corp.	2.650%	6/1/30	34,710	31,397
	Bristol-Myers Squibb Co.	1.450%	11/13/30	33,733	28,366
	Bristol-Myers Squibb Co.	5.750%	2/1/31	23,979	25,349
	Bristol-Myers Squibb Co.	5.100%	2/22/31	47,091	48,169
	Bristol-Myers Squibb Co.	2.950%	3/15/32	51,551	45,961
	Bristol-Myers Squibb Co.	5.900%	11/15/33	10,548	11,350
	Bristol-Myers Squibb Co.	5.200%	2/22/34	69,563	71,255
	Cardinal Health Inc.	5.450%	2/15/34	13,365	13,627
	Cardinal Health Inc.	5.350%	11/15/34	25,575	25,900
[2]	Cedars-Sinai Health System	2.288%	8/15/31	6,155	5,310
	Cencora Inc.	2.800%	5/15/30	13,295	12,018
	Cencora Inc.	2.700%	3/15/31	30,060	26,502
	Cencora Inc.	5.125%	2/15/34	9,358	9,388
	Centene Corp.	4.625%	12/15/29	87,791	84,149
	Centene Corp.	3.375%	2/15/30	52,214	47,067
	Centene Corp.	3.000%	10/15/30	60,237	52,623
	Centene Corp.	2.500%	3/1/31	59,652	50,189
	Centene Corp.	2.625%	8/1/31	31,188	26,116
	Cigna Group	2.400%	3/15/30	33,582	29,847
	Cigna Group	2.375%	3/15/31	40,837	35,286
	Cigna Group	5.125%	5/15/31	13,267	13,436
	Cigna Group	5.400%	3/15/33	22,822	23,361
	Cigna Group	5.250%	2/15/34	35,414	35,787
	CommonSpirit Health	3.347%	10/1/29	8,356	7,876
	CommonSpirit Health	5.205%	12/1/31	23,725	24,190
	CommonSpirit Health	5.318%	12/1/34	1,340	1,365
	CVS Health Corp.	5.125%	2/21/30	37,197	37,262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	3.750%	4/1/30	36,438	34,119
	CVS Health Corp.	1.750%	8/21/30	39,999	33,354
	CVS Health Corp.	5.250%	1/30/31	18,850	18,920
	CVS Health Corp.	1.875%	2/28/31	51,506	42,388
	CVS Health Corp.	5.550%	6/1/31	24,880	25,305
	CVS Health Corp.	2.125%	9/15/31	20,793	17,084
	CVS Health Corp.	5.250%	2/21/33	48,131	47,796
	CVS Health Corp.	5.300%	6/1/33	29,271	29,066
	CVS Health Corp.	5.700%	6/1/34	27,415	27,992
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	20,554	18,441
	Elevance Health Inc.	4.101%	3/1/28	1	—
	Elevance Health Inc.	4.750%	2/15/30	14,480	14,477
	Elevance Health Inc.	2.250%	5/15/30	28,554	25,089
	Elevance Health Inc.	2.550%	3/15/31	29,875	26,149
	Elevance Health Inc.	4.950%	11/1/31	18,390	18,441
	Elevance Health Inc.	4.100%	5/15/32	11,253	10,659
	Elevance Health Inc.	5.500%	10/15/32	15,053	15,567
	Elevance Health Inc.	4.750%	2/15/33	30,201	29,601
	Elevance Health Inc.	5.375%	6/15/34	29,300	29,870
	Eli Lilly & Co.	4.700%	2/27/33	25,765	25,825
	Eli Lilly & Co.	4.700%	2/9/34	38,674	38,426
	Eli Lilly & Co.	4.600%	8/14/34	31,862	31,431
	GE HealthCare Technologies Inc.	5.857%	3/15/30	27,368	28,689
	GE HealthCare Technologies Inc.	5.905%	11/22/32	45,768	48,693
	Gilead Sciences Inc.	1.650%	10/1/30	31,883	27,016
	Gilead Sciences Inc.	5.250%	10/15/33	26,222	26,968
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	—
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	12,888	13,474
	HCA Inc.	3.500%	9/1/30	76,284	70,428
	HCA Inc.	5.450%	4/1/31	41,257	41,871
	HCA Inc.	2.375%	7/15/31	22,538	19,055
	HCA Inc.	3.625%	3/15/32	45,691	41,246
	HCA Inc.	5.500%	6/1/33	29,837	30,165
	HCA Inc.	5.600%	4/1/34	34,152	34,587
	HCA Inc.	5.450%	9/15/34	32,810	32,870
	Humana Inc.	4.875%	4/1/30	11,000	10,952
	Humana Inc.	5.375%	4/15/31	30,907	31,255
	Humana Inc.	2.150%	2/3/32	23,907	19,588
	Humana Inc.	5.875%	3/1/33	24,547	25,379
	Humana Inc.	5.950%	3/15/34	22,232	23,103
	Icon Investments Six DAC	6.000%	5/8/34	12,451	12,846
	Illumina Inc.	2.550%	3/23/31	12,695	10,963
	Johnson & Johnson	1.300%	9/1/30	51,237	43,534
	Johnson & Johnson	4.900%	6/1/31	36,373	37,237
	Johnson & Johnson	4.375%	12/5/33	8,265	8,243
	Johnson & Johnson	4.950%	6/1/34	20,578	21,115
	Laboratory Corp. of America Holdings	4.350%	4/1/30	9,451	9,234
	Laboratory Corp. of America Holdings	2.700%	6/1/31	17,571	15,405
	Laboratory Corp. of America Holdings	4.550%	4/1/32	14,350	13,939
	Laboratory Corp. of America Holdings	4.800%	10/1/34	21,684	21,102
	McKesson Corp.	5.100%	7/15/33	18,908	19,279
	Medtronic Global Holdings SCA	4.500%	3/30/33	25,955	25,460
	Merck & Co. Inc.	1.900%	12/10/28	10,291	9,361
	Merck & Co. Inc.	4.300%	5/17/30	21,056	20,915
	Merck & Co. Inc.	1.450%	6/24/30	34,461	29,289
	Merck & Co. Inc.	2.150%	12/10/31	54,660	46,731
	Merck & Co. Inc.	4.500%	5/17/33	37,274	36,826
	Merck & Co. Inc.	6.500%	12/1/33	2	2
	Novartis Capital Corp.	2.200%	8/14/30	44,338	39,316
	Novartis Capital Corp.	4.000%	9/18/31	14,035	13,576
	Novartis Capital Corp.	4.200%	9/18/34	30,625	29,290
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	4,970	3,907
	OhioHealth Corp.	2.297%	11/15/31	5,345	4,592
	Pfizer Inc.	2.625%	4/1/30	36,504	33,195
	Pfizer Inc.	1.700%	5/28/30	26,487	22,854
	Pfizer Inc.	1.750%	8/18/31	31,557	26,412
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	87,658	87,764
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	129,500	128,224
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	4,813	4,019
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	15,050	15,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	2.950%	6/30/30	26,434	24,077
	Quest Diagnostics Inc.	2.800%	6/30/31	16,032	14,176
	Quest Diagnostics Inc.	6.400%	11/30/33	20,357	22,306
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	32,896	27,700
	Revvity Inc.	2.550%	3/15/31	10,415	8,965
	Revvity Inc.	2.250%	9/15/31	13,305	11,169
	Royalty Pharma plc	2.200%	9/2/30	33,299	28,618
	Royalty Pharma plc	2.150%	9/2/31	16,858	14,092
	Royalty Pharma plc	5.400%	9/2/34	8,808	8,782
	Smith & Nephew plc	2.032%	10/14/30	26,763	22,727
	Smith & Nephew plc	5.400%	3/20/34	16,286	16,522
[3]	Solventum Corp.	5.450%	3/13/31	23,560	23,936
[3]	Solventum Corp.	5.600%	3/23/34	40,825	41,554
[2]	Stanford Health Care	3.310%	8/15/30	7,715	7,221
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	17,717	15,508
	Stryker Corp.	1.950%	6/15/30	30,237	26,264
	Stryker Corp.	4.625%	9/11/34	14,665	14,383
[2]	Sutter Health	2.294%	8/15/30	17,245	15,198
	Sutter Health	5.164%	8/15/33	6,789	6,915
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	64,768	56,584
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	28,065	28,515
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	19,480	19,857
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	30,987	26,221
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	15,776	15,993
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	26,318	26,822
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	7,067	7,263
	UnitedHealth Group Inc.	4.800%	1/15/30	27,485	27,776
	UnitedHealth Group Inc.	5.300%	2/15/30	36,763	37,939
	UnitedHealth Group Inc.	2.000%	5/15/30	26,832	23,481
	UnitedHealth Group Inc.	4.900%	4/15/31	29,144	29,542
	UnitedHealth Group Inc.	2.300%	5/15/31	37,778	32,804
	UnitedHealth Group Inc.	4.950%	1/15/32	43,846	44,274
	UnitedHealth Group Inc.	4.200%	5/15/32	34,551	33,441
	UnitedHealth Group Inc.	5.350%	2/15/33	39,229	40,627
	UnitedHealth Group Inc.	4.500%	4/15/33	37,844	36,973
	UnitedHealth Group Inc.	5.000%	4/15/34	34,376	34,568
	UnitedHealth Group Inc.	5.150%	7/15/34	54,694	55,699
	Universal Health Services Inc.	2.650%	10/15/30	21,323	18,557
	Universal Health Services Inc.	2.650%	1/15/32	13,636	11,431
	Universal Health Services Inc.	5.050%	10/15/34	12,104	11,608
	UPMC	5.035%	5/15/33	13,450	13,544
	Viatris Inc.	2.700%	6/22/30	27,288	23,952
	Wyeth LLC	6.500%	2/1/34	4,448	4,966
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	20,716	17,988
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	16,030	16,081
	Zoetis Inc.	2.000%	5/15/30	21,944	19,088
	Zoetis Inc.	5.600%	11/16/32	19,180	20,120
					4,647,866
Industrials (6.1%)
	3M Co.	3.050%	4/15/30	15,023	13,936
	Acuity Brands Lighting Inc.	2.150%	12/15/30	12,747	11,017
	AGCO Corp.	5.800%	3/21/34	17,710	18,190
	Allegion US Holding Co. Inc.	5.411%	7/1/32	16,247	16,669
	Allegion US Holding Co. Inc.	5.600%	5/29/34	10,260	10,565
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	10,646	9,211
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	21,189	19,572
	Amphenol Corp.	2.800%	2/15/30	24,502	22,400
	Amphenol Corp.	2.200%	9/15/31	11,822	10,042
	Amphenol Corp.	5.250%	4/5/34	17,625	18,030
	Boeing Co.	2.950%	2/1/30	21,100	18,902
	Boeing Co.	5.150%	5/1/30	123,166	122,713
	Boeing Co.	3.625%	2/1/31	38,568	35,195
[3]	Boeing Co.	6.388%	5/1/31	26,969	28,426
	Boeing Co.	3.600%	5/1/34	16,549	14,104
[3]	Boeing Co.	6.528%	5/1/34	69,910	74,281
	Canadian National Railway Co.	3.850%	8/5/32	21,288	20,167
	Canadian National Railway Co.	5.850%	11/1/33	7,907	8,512
	Canadian National Railway Co.	6.250%	8/1/34	5,410	6,012
	Canadian Pacific Railway Co.	2.050%	3/5/30	7,336	6,449

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	7.125%	10/15/31	14,338	16,253
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,122	31,478
	Carrier Global Corp.	2.722%	2/15/30	50,208	45,465
	Carrier Global Corp.	2.700%	2/15/31	23,877	21,144
	Carrier Global Corp.	5.900%	3/15/34	20,109	21,337
	Caterpillar Inc.	2.600%	4/9/30	23,647	21,566
	Caterpillar Inc.	1.900%	3/12/31	9,676	8,370
	CSX Corp.	2.400%	2/15/30	6,435	5,772
	CSX Corp.	4.100%	11/15/32	34,951	33,519
	CSX Corp.	5.200%	11/15/33	8,414	8,657
	Cummins Inc.	1.500%	9/1/30	23,782	20,185
	Cummins Inc.	5.150%	2/20/34	14,038	14,427
	Deere & Co.	3.100%	4/15/30	26,896	25,031
	Eaton Corp.	4.000%	11/2/32	16,860	16,128
	Eaton Corp.	4.150%	3/15/33	34,162	32,915
	Emerson Electric Co.	1.950%	10/15/30	10,281	8,918
	Emerson Electric Co.	2.200%	12/21/31	27,788	23,805
	FedEx Corp.	4.250%	5/15/30	20,755	20,462
	FedEx Corp.	2.400%	5/15/31	26,778	23,274
	FedEx Corp.	4.900%	1/15/34	15,017	15,058
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	843	716
	Flowserve Corp.	3.500%	10/1/30	13,075	12,108
	Flowserve Corp.	2.800%	1/15/32	6	5
	GE Capital Funding LLC	4.550%	5/15/32	17,653	17,316
	General Dynamics Corp.	3.625%	4/1/30	26,830	25,700
	General Dynamics Corp.	2.250%	6/1/31	11,567	10,099
[2]	General Electric Co.	6.750%	3/15/32	18,690	20,916
	HEICO Corp.	5.350%	8/1/33	16,335	16,667
	Honeywell International Inc.	4.700%	2/1/30	26,647	26,790
	Honeywell International Inc.	1.950%	6/1/30	26,878	23,526
	Honeywell International Inc.	1.750%	9/1/31	29,065	24,324
	Honeywell International Inc.	4.950%	9/1/31	12,724	12,968
	Honeywell International Inc.	4.750%	2/1/32	17,035	17,094
	Honeywell International Inc.	5.000%	2/15/33	29,315	29,849
	Honeywell International Inc.	4.500%	1/15/34	26,518	25,963
	Howmet Aerospace Inc.	4.850%	10/15/31	12,595	12,603
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	4,750	4,795
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	14,064	13,438
	Huntington Ingalls Industries Inc.	5.749%	1/15/35	4,150	4,236
	IDEX Corp.	3.000%	5/1/30	13,436	12,241
	Ingersoll Rand Inc.	5.314%	6/15/31	13,425	13,735
	Ingersoll Rand Inc.	5.700%	8/14/33	27,166	28,363
	Ingersoll Rand Inc.	5.450%	6/15/34	16,812	17,244
	Jacobs Engineering Group Inc.	5.900%	3/1/33	13,468	13,877
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	3,017	2,859
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	12,402	11,029
[2]	John Deere Capital Corp.	2.450%	1/9/30	16,974	15,374
[2]	John Deere Capital Corp.	4.700%	6/10/30	41,157	41,564
	John Deere Capital Corp.	1.450%	1/15/31	16,151	13,541
[2]	John Deere Capital Corp.	4.900%	3/7/31	28,405	28,836
	John Deere Capital Corp.	4.400%	9/8/31	10,625	10,472
[2]	John Deere Capital Corp.	3.900%	6/7/32	15,261	14,514
[2]	John Deere Capital Corp.	4.350%	9/15/32	19,562	19,186
[2]	John Deere Capital Corp.	5.150%	9/8/33	25,172	25,943
[2]	John Deere Capital Corp.	5.100%	4/11/34	28,628	29,334
[2]	John Deere Capital Corp.	5.050%	6/12/34	21,065	21,490
	Johnson Controls International plc	1.750%	9/15/30	17,604	14,924
	Johnson Controls International plc	2.000%	9/16/31	13,685	11,541
	Johnson Controls International plc	4.900%	12/1/32	7,749	7,800
	Kennametal Inc.	2.800%	3/1/31	8,001	7,068
	Keysight Technologies Inc.	4.950%	10/15/34	15,360	15,144
	L3Harris Technologies Inc.	2.900%	12/15/29	815	746
	L3Harris Technologies Inc.	1.800%	1/15/31	13,865	11,656
	L3Harris Technologies Inc.	5.250%	6/1/31	18,670	19,046
	L3Harris Technologies Inc.	5.400%	7/31/33	41,502	42,502
	L3Harris Technologies Inc.	5.350%	6/1/34	20,110	20,536
	LKQ Corp.	6.250%	6/15/33	16,138	16,965
	Lockheed Martin Corp.	1.850%	6/15/30	18,055	15,689
	Lockheed Martin Corp.	3.900%	6/15/32	29,817	28,282
	Lockheed Martin Corp.	5.250%	1/15/33	30,261	31,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.750%	2/15/34	11,731	11,663
	Lockheed Martin Corp.	4.800%	8/15/34	17,260	17,177
	Nordson Corp.	4.500%	12/15/29	12,500	12,335
	Nordson Corp.	5.800%	9/15/33	12,944	13,668
	Norfolk Southern Corp.	5.050%	8/1/30	20,118	20,543
	Norfolk Southern Corp.	2.300%	5/15/31	28,792	25,086
	Norfolk Southern Corp.	3.000%	3/15/32	23,051	20,557
	Norfolk Southern Corp.	4.450%	3/1/33	14,103	13,762
	Norfolk Southern Corp.	5.550%	3/15/34	24,477	25,570
	Northrop Grumman Corp.	4.400%	5/1/30	22,555	22,273
	Northrop Grumman Corp.	4.700%	3/15/33	31,497	31,191
	Northrop Grumman Corp.	4.900%	6/1/34	15,294	15,288
	nVent Finance Sarl	2.750%	11/15/31	7,796	6,692
	nVent Finance Sarl	5.650%	5/15/33	13,075	13,394
	Oshkosh Corp.	3.100%	3/1/30	7,752	7,121
	Otis Worldwide Corp.	2.565%	2/15/30	40,282	36,205
	Otis Worldwide Corp.	5.125%	11/19/31	8,570	8,707
[2]	PACCAR Financial Corp.	5.000%	3/22/34	8,885	9,160
	Pentair Finance Sarl	5.900%	7/15/32	9,362	9,912
[2]	Regal Rexnord Corp.	6.300%	2/15/30	20,389	21,252
	Regal Rexnord Corp.	6.400%	4/15/33	33,081	34,915
	Republic Services Inc.	2.300%	3/1/30	16,104	14,341
	Republic Services Inc.	1.450%	2/15/31	20,404	16,884
	Republic Services Inc.	1.750%	2/15/32	19,754	16,189
	Republic Services Inc.	2.375%	3/15/33	14,152	11,757
	Republic Services Inc.	5.000%	12/15/33	9,686	9,754
	Republic Services Inc.	5.000%	4/1/34	20,570	20,683
	Republic Services Inc.	5.200%	11/15/34	12,600	12,895
	Rockwell Automation Inc.	1.750%	8/15/31	12,233	10,223
	RTX Corp.	2.250%	7/1/30	36,913	32,508
	RTX Corp.	6.000%	3/15/31	20,382	21,708
	RTX Corp.	1.900%	9/1/31	13,587	11,322
	RTX Corp.	2.375%	3/15/32	29,444	24,965
	RTX Corp.	5.150%	2/27/33	30,985	31,374
	RTX Corp.	6.100%	3/15/34	42,228	45,489
[2]	Ryder System Inc.	4.900%	12/1/29	7,420	7,441
	Ryder System Inc.	6.600%	12/1/33	25,880	28,564
	Southwest Airlines Co.	2.625%	2/10/30	18,954	16,938
	Teledyne Technologies Inc.	2.750%	4/1/31	24,867	22,018
	Textron Inc.	3.000%	6/1/30	16,594	15,080
	Textron Inc.	2.450%	3/15/31	13,032	11,268
	Textron Inc.	6.100%	11/15/33	9,684	10,301
	Timken Co.	4.125%	4/1/32	9,280	8,768
	Trane Technologies Financing Ltd.	5.250%	3/3/33	18,130	18,610
	Trane Technologies Financing Ltd.	5.100%	6/13/34	11,526	11,688
	Trimble Inc.	6.100%	3/15/33	20,629	21,784
	Triton Container International Ltd.	3.250%	3/15/32	15,793	13,620
	Tyco Electronics Group SA	2.500%	2/4/32	18,585	16,107
	Union Pacific Corp.	2.400%	2/5/30	10,416	9,373
	Union Pacific Corp.	2.375%	5/20/31	22,001	19,325
	Union Pacific Corp.	2.800%	2/14/32	27,900	24,820
	Union Pacific Corp.	4.500%	1/20/33	23,698	23,411
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,626	7,885
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	2,847	2,687
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,193	2,119
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	14,253	12,629
	United Parcel Service Inc.	4.450%	4/1/30	19,311	19,290
	United Parcel Service Inc.	4.875%	3/3/33	24,026	24,262
	United Parcel Service Inc.	5.150%	5/22/34	12,429	12,733
	Veralto Corp.	5.450%	9/18/33	18,871	19,369
	Vontier Corp.	2.950%	4/1/31	15,792	13,766
	Waste Connections Inc.	2.600%	2/1/30	17,072	15,473
	Waste Connections Inc.	2.200%	1/15/32	17,183	14,453
	Waste Connections Inc.	3.200%	6/1/32	12,657	11,350
	Waste Connections Inc.	4.200%	1/15/33	19,216	18,314
	Waste Connections Inc.	5.000%	3/1/34	17,963	18,046
	Waste Management Inc.	4.625%	2/15/30	20,533	20,568
	Waste Management Inc.	4.650%	3/15/30	17,500	17,509
	Waste Management Inc.	1.500%	3/15/31	20,020	16,625
	Waste Management Inc.	4.950%	7/3/31	19,800	20,132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Management Inc.	4.800%	3/15/32	15,750	15,779
	Waste Management Inc.	4.150%	4/15/32	27,890	26,933
	Waste Management Inc.	4.625%	2/15/33	13,047	13,001
	Waste Management Inc.	4.875%	2/15/34	32,599	32,784
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	12,855	13,293
	WW Grainger Inc.	4.450%	9/15/34	11,930	11,696
	Xylem Inc.	2.250%	1/30/31	13,220	11,424
					3,087,837
Materials (3.0%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	26,876	23,662
	Air Products and Chemicals Inc.	4.750%	2/8/31	14,700	14,815
	Air Products and Chemicals Inc.	4.800%	3/3/33	16,447	16,569
	Air Products and Chemicals Inc.	4.850%	2/8/34	25,963	26,072
	Albemarle Corp.	5.050%	6/1/32	16,176	15,803
	Amcor Finance USA Inc.	5.625%	5/26/33	13,695	14,168
	Amcor Flexibles North America Inc.	2.630%	6/19/30	7,897	7,033
	Amcor Flexibles North America Inc.	2.690%	5/25/31	21,280	18,631
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	16,555	14,985
	AptarGroup Inc.	3.600%	3/15/32	6,715	6,115
	ArcelorMittal SA	6.800%	11/29/32	23,031	25,231
	ArcelorMittal SA	6.000%	6/17/34	15,227	15,894
[3]	Berry Global Inc.	5.800%	6/15/31	17,685	18,290
[3]	Berry Global Inc.	5.650%	1/15/34	20,360	20,856
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	12,537	12,909
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	15,648	15,713
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	39,872	40,929
	Cabot Corp.	5.000%	6/30/32	10,013	9,983
	Carlisle Cos. Inc.	2.750%	3/1/30	20,470	18,519
	Carlisle Cos. Inc.	2.200%	3/1/32	11,823	9,847
	Celanese US Holdings LLC	6.800%	11/15/30	25,750	27,095
	Celanese US Holdings LLC	6.379%	7/15/32	22,246	23,175
	CF Industries Inc.	5.150%	3/15/34	19,280	19,105
	CRH America Finance Inc.	5.400%	5/21/34	20,067	20,621
	Dow Chemical Co.	2.100%	11/15/30	20,718	17,846
	Dow Chemical Co.	6.300%	3/15/33	15,520	16,847
	Dow Chemical Co.	5.150%	2/15/34	8,350	8,386
	Eagle Materials Inc.	2.500%	7/1/31	19,805	17,271
	Eastman Chemical Co.	5.750%	3/8/33	15,864	16,444
	Eastman Chemical Co.	5.625%	2/20/34	29,944	30,667
	Ecolab Inc.	4.800%	3/24/30	19,364	19,561
	Ecolab Inc.	1.300%	1/30/31	8,755	7,186
	Ecolab Inc.	2.125%	2/1/32	16,690	14,131
	EIDP Inc.	2.300%	7/15/30	12,397	10,979
	EIDP Inc.	4.800%	5/15/33	16,001	15,893
	FMC Corp.	5.650%	5/18/33	12,508	12,706
	Freeport-McMoRan Inc.	4.250%	3/1/30	13,423	13,052
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,353	9,182
	Freeport-McMoRan Inc.	5.400%	11/14/34	19,100	19,401
	Georgia-Pacific LLC	8.875%	5/15/31	12,806	15,762
	Huntsman International LLC	2.950%	6/15/31	10,255	8,736
	Huntsman International LLC	5.700%	10/15/34	9,183	8,977
	Kinross Gold Corp.	6.250%	7/15/33	12,713	13,538
	Linde Inc.	1.100%	8/10/30	23,453	19,662
	Lubrizol Corp.	6.500%	10/1/34	8,200	9,307
	LYB International Finance III LLC	2.250%	10/1/30	13,180	11,423
	LYB International Finance III LLC	5.625%	5/15/33	12,011	12,431
	LYB International Finance III LLC	5.500%	3/1/34	19,716	19,955
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	11,826	10,606
	Martin Marietta Materials Inc.	2.400%	7/15/31	27,035	23,342
	Martin Marietta Materials Inc.	5.150%	12/1/34	6,750	6,785
	Mosaic Co.	5.450%	11/15/33	12,994	13,184
	NewMarket Corp.	2.700%	3/18/31	10,371	9,006
	Newmont Corp.	2.250%	10/1/30	36,248	31,741
	Newmont Corp.	2.600%	7/15/32	27,982	24,175
	Newmont Corp.	5.350%	3/15/34	30,885	31,534
	Nucor Corp.	2.700%	6/1/30	20,146	18,241
	Nucor Corp.	3.125%	4/1/32	10,549	9,462
	Nutrien Ltd.	2.950%	5/13/30	9,796	8,941
	Nutrien Ltd.	5.400%	6/21/34	47,808	48,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Packaging Corp. of America	3.000%	12/15/29	13,447	12,427
	Packaging Corp. of America	5.700%	12/1/33	10,507	11,010
	PPG Industries Inc.	2.550%	6/15/30	9,543	8,533
	Reliance Inc.	2.150%	8/15/30	13,381	11,551
	Rio Tinto Alcan Inc.	7.250%	3/15/31	5,912	6,668
	Rio Tinto Alcan Inc.	6.125%	12/15/33	23,616	25,709
	Rio Tinto Finance USA plc	5.000%	3/9/33	12,930	13,229
	RPM International Inc.	2.950%	1/15/32	6,127	5,404
	Sherwin-Williams Co.	2.300%	5/15/30	11,922	10,542
	Sherwin-Williams Co.	4.800%	9/1/31	9,190	9,171
	Sherwin-Williams Co.	2.200%	3/15/32	10,222	8,616
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	19,582	19,859
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	31,898	32,613
	Sonoco Products Co.	3.125%	5/1/30	15,964	14,647
	Sonoco Products Co.	2.850%	2/1/32	14,087	12,235
	Sonoco Products Co.	5.000%	9/1/34	14,965	14,617
	Steel Dynamics Inc.	3.450%	4/15/30	18,623	17,444
	Steel Dynamics Inc.	3.250%	1/15/31	15,057	13,802
	Steel Dynamics Inc.	5.375%	8/15/34	11,525	11,738
	Suzano Austria GmbH	5.000%	1/15/30	26,004	25,336
	Suzano Austria GmbH	3.750%	1/15/31	31,959	28,791
[2]	Suzano Austria GmbH	3.125%	1/15/32	20,912	17,761
	Vale Overseas Ltd.	3.750%	7/8/30	37,962	35,305
	Vale Overseas Ltd.	6.125%	6/12/33	39,815	41,087
	Vale Overseas Ltd.	8.250%	1/17/34	16,149	19,460
	Vulcan Materials Co.	3.500%	6/1/30	20,122	18,876
	Vulcan Materials Co.	5.350%	12/1/34	14,590	14,949
	Westlake Corp.	3.375%	6/15/30	11,388	10,550
	WestRock MWV LLC	8.200%	1/15/30	4,730	5,440
	WestRock MWV LLC	7.950%	2/15/31	1,428	1,644
	WRKCo Inc.	4.200%	6/1/32	8,343	7,961
	WRKCo Inc.	3.000%	6/15/33	20,141	17,319
	Yamana Gold Inc.	2.630%	8/15/31	13,208	11,358
					1,536,802
Real Estate (5.4%)
	Agree LP	2.900%	10/1/30	8,517	7,607
	Agree LP	4.800%	10/1/32	10,623	10,388
	Agree LP	5.625%	6/15/34	4,472	4,592
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	9,612	8,707
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	10,847	10,729
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	23,730	23,768
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	19,236	17,552
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	22,610	18,418
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	26,649	20,940
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	22,852	19,301
	American Assets Trust LP	3.375%	2/1/31	12,398	10,967
	American Assets Trust LP	6.150%	10/1/34	13,600	13,822
	American Homes 4 Rent LP	2.375%	7/15/31	11,703	9,950
	American Homes 4 Rent LP	3.625%	4/15/32	15,483	14,094
	American Homes 4 Rent LP	5.500%	2/1/34	14,670	14,950
	American Homes 4 Rent LP	5.500%	7/15/34	11,014	11,191
	American Tower Corp.	2.900%	1/15/30	17,054	15,571
	American Tower Corp.	5.000%	1/31/30	8,200	8,261
	American Tower Corp.	2.100%	6/15/30	11,226	9,745
	American Tower Corp.	1.875%	10/15/30	20,455	17,350
	American Tower Corp.	2.700%	4/15/31	24,240	21,323
	American Tower Corp.	2.300%	9/15/31	16,413	13,941
	American Tower Corp.	4.050%	3/15/32	23,629	22,343
	American Tower Corp.	5.650%	3/15/33	29,769	30,816
	American Tower Corp.	5.550%	7/15/33	24,293	24,965
	American Tower Corp.	5.900%	11/15/33	34	36
	American Tower Corp.	5.450%	2/15/34	5,947	6,087
	American Tower Corp.	5.400%	1/31/35	8,076	8,198
	Americold Realty Operating Partnership LP	5.409%	9/12/34	8,605	8,503
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	10,001	8,901
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	10,550	9,284
	AvalonBay Communities Inc.	2.050%	1/15/32	15,482	13,108
	AvalonBay Communities Inc.	5.000%	2/15/33	10,871	10,975

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AvalonBay Communities Inc.	5.300%	12/7/33	10,794	11,073
	Boston Properties LP	2.900%	3/15/30	19,080	17,039
	Boston Properties LP	3.250%	1/30/31	37,337	33,202
	Boston Properties LP	2.550%	4/1/32	22,557	18,582
	Boston Properties LP	2.450%	10/1/33	16,142	12,721
	Boston Properties LP	6.500%	1/15/34	13,709	14,673
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,445	17,614
	Brixmor Operating Partnership LP	2.500%	8/16/31	13,187	11,264
	Brixmor Operating Partnership LP	5.500%	2/15/34	12,060	12,224
	Broadstone Net Lease LLC	2.600%	9/15/31	9,696	8,137
	Camden Property Trust	2.800%	5/15/30	22,460	20,409
	Camden Property Trust	4.900%	1/15/34	10,217	10,168
	CBRE Services Inc.	2.500%	4/1/31	12,488	10,833
	CBRE Services Inc.	5.950%	8/15/34	25,620	27,010
	COPT Defense Properties LP	2.750%	4/15/31	21,983	18,948
	COPT Defense Properties LP	2.900%	12/1/33	7,449	6,095
	Cousins Properties LP	5.875%	10/1/34	12,950	13,235
	Crown Castle Inc.	3.300%	7/1/30	21,875	20,088
	Crown Castle Inc.	2.250%	1/15/31	35,705	30,446
	Crown Castle Inc.	2.100%	4/1/31	31,589	26,551
	Crown Castle Inc.	2.500%	7/15/31	4,393	3,767
	Crown Castle Inc.	5.100%	5/1/33	13,376	13,347
	Crown Castle Inc.	5.800%	3/1/34	24,953	25,969
	Crown Castle Inc.	5.200%	9/1/34	28,098	27,926
	CubeSmart LP	3.000%	2/15/30	4,999	4,553
	CubeSmart LP	2.000%	2/15/31	15,397	13,022
	CubeSmart LP	2.500%	2/15/32	10,776	9,194
	DOC DR LLC	2.625%	11/1/31	9,483	8,183
	EPR Properties	3.600%	11/15/31	10,251	9,063
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	18,418	18,911
	Equinix Inc.	3.200%	11/18/29	3	3
	Equinix Inc.	2.150%	7/15/30	13,293	11,595
	Equinix Inc.	2.500%	5/15/31	28,138	24,471
	Equinix Inc.	3.900%	4/15/32	35,265	33,132
	ERP Operating LP	2.500%	2/15/30	16,721	15,040
	ERP Operating LP	1.850%	8/1/31	16,281	13,715
	ERP Operating LP	4.650%	9/15/34	16,440	16,008
	Essential Properties LP	2.950%	7/15/31	10,114	8,725
	Essex Portfolio LP	3.000%	1/15/30	13,038	11,920
	Essex Portfolio LP	1.650%	1/15/31	6,440	5,325
	Essex Portfolio LP	2.550%	6/15/31	7,361	6,367
	Essex Portfolio LP	2.650%	3/15/32	18,542	15,894
	Essex Portfolio LP	5.500%	4/1/34	14,305	14,609
	Extra Space Storage LP	5.500%	7/1/30	15,135	15,578
	Extra Space Storage LP	2.200%	10/15/30	10,307	8,916
	Extra Space Storage LP	5.900%	1/15/31	19,037	19,933
	Extra Space Storage LP	2.550%	6/1/31	13,349	11,569
	Extra Space Storage LP	2.400%	10/15/31	20,332	17,265
	Extra Space Storage LP	2.350%	3/15/32	20,175	16,831
	Extra Space Storage LP	5.400%	2/1/34	16,577	16,786
	Extra Space Storage LP	5.350%	1/15/35	1,450	1,460
	Federal Realty OP LP	3.500%	6/1/30	14,373	13,363
	GLP Capital LP	4.000%	1/15/30	20,122	18,921
	GLP Capital LP	4.000%	1/15/31	18,994	17,623
	GLP Capital LP	3.250%	1/15/32	21,208	18,528
	GLP Capital LP	6.750%	12/1/33	11,724	12,670
	GLP Capital LP	5.625%	9/15/34	16,586	16,726
	Healthcare Realty Holdings LP	3.100%	2/15/30	12,653	11,487
	Healthcare Realty Holdings LP	2.000%	3/15/31	24,367	20,245
	Healthpeak OP LLC	3.000%	1/15/30	17,699	16,266
	Healthpeak OP LLC	2.875%	1/15/31	13,427	12,043
	Healthpeak OP LLC	5.250%	12/15/32	19,158	19,451
	Highwoods Realty LP	3.050%	2/15/30	13,303	11,893
	Highwoods Realty LP	2.600%	2/1/31	4,353	3,683
	Highwoods Realty LP	7.650%	2/1/34	11,690	13,259
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	17,590	16,251
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	22,900	20,926
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	15,849	13,697
	Host Hotels & Resorts LP	5.700%	7/1/34	16,052	16,310
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	10,902	11,201

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Invitation Homes Operating Partnership LP	2.000%	8/15/31	15,863	13,116
Invitation Homes Operating Partnership LP	4.150%	4/15/32	16,164	15,145
Invitation Homes Operating Partnership LP	5.500%	8/15/33	9,591	9,758
Invitation Homes Operating Partnership LP	2.700%	1/15/34	10,099	8,282
Kilroy Realty LP	3.050%	2/15/30	11,796	10,462
Kilroy Realty LP	2.500%	11/15/32	11,209	8,884
Kilroy Realty LP	2.650%	11/15/33	11,989	9,418
Kimco Realty OP LLC	2.700%	10/1/30	5,351	4,806
Kimco Realty OP LLC	2.250%	12/1/31	13,333	11,291
Kimco Realty OP LLC	3.200%	4/1/32	17,061	15,287
Kimco Realty OP LLC	4.600%	2/1/33	20,389	19,872
Kimco Realty OP LLC	6.400%	3/1/34	12,821	14,063
Kimco Realty OP LLC	4.850%	3/1/35	2,235	2,185
Kite Realty Group LP	4.950%	12/15/31	7,076	7,013
Kite Realty Group LP	5.500%	3/1/34	11,429	11,624
Kite Realty Group Trust	4.750%	9/15/30	11,383	11,280
LXP Industrial Trust	2.700%	9/15/30	10,128	8,851
LXP Industrial Trust	2.375%	10/1/31	10,847	8,949
Mid-America Apartments LP	2.750%	3/15/30	4,872	4,425
Mid-America Apartments LP	1.700%	2/15/31	15,310	12,846
Mid-America Apartments LP	5.300%	2/15/32	11,498	11,786
Mid-America Apartments LP	5.000%	3/15/34	7,283	7,316
National Health Investors Inc.	3.000%	2/1/31	10,236	8,819
NNN REIT Inc.	2.500%	4/15/30	7,061	6,257
NNN REIT Inc.	5.600%	10/15/33	14,904	15,345
NNN REIT Inc.	5.500%	6/15/34	12,849	13,142
Omega Healthcare Investors Inc.	3.375%	2/1/31	18,549	16,730
Omega Healthcare Investors Inc.	3.250%	4/15/33	23,183	19,923
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	9,230	7,873
Piedmont Operating Partnership LP	3.150%	8/15/30	8,351	7,222
Piedmont Operating Partnership LP	2.750%	4/1/32	5,373	4,322
Prologis LP	3.875%	9/15/28	1	—
Prologis LP	2.250%	4/15/30	27,179	24,077
Prologis LP	1.750%	7/1/30	10,860	9,299
Prologis LP	1.250%	10/15/30	16,813	13,937
Prologis LP	1.750%	2/1/31	14,860	12,562
Prologis LP	1.625%	3/15/31	1,558	1,295
Prologis LP	2.250%	1/15/32	16,940	14,435
Prologis LP	4.625%	1/15/33	18,883	18,673
Prologis LP	4.750%	6/15/33	22,170	21,997
Prologis LP	5.125%	1/15/34	21,867	22,131
Prologis LP	5.000%	3/15/34	19,695	19,756
Public Storage Operating Co.	2.300%	5/1/31	11,663	10,166
Public Storage Operating Co.	2.250%	11/9/31	17,429	14,897
Public Storage Operating Co.	5.100%	8/1/33	19,882	20,198
Rayonier LP	2.750%	5/17/31	4,955	4,293
Realty Income Corp.	3.100%	12/15/29	15,560	14,470
Realty Income Corp.	3.400%	1/15/30	13,770	12,923
Realty Income Corp.	4.850%	3/15/30	14,983	15,072
Realty Income Corp.	3.250%	1/15/31	28,739	26,381
Realty Income Corp.	3.200%	2/15/31	11,367	10,401
Realty Income Corp.	2.700%	2/15/32	824	712
Realty Income Corp.	5.625%	10/13/32	21,548	22,505
Realty Income Corp.	2.850%	12/15/32	21,363	18,434
Realty Income Corp.	4.900%	7/15/33	14,490	14,345
Realty Income Corp.	5.125%	2/15/34	20,634	20,752
Regency Centers LP	3.700%	6/15/30	15,679	14,860
Regency Centers LP	5.250%	1/15/34	8,821	8,960
Regency Centers LP	5.100%	1/15/35	3,000	2,996
Rexford Industrial Realty LP	2.125%	12/1/30	10,182	8,618
Rexford Industrial Realty LP	2.150%	9/1/31	10,734	8,902
Sabra Health Care LP	3.200%	12/1/31	27,554	24,144
Safehold GL Holdings LLC	2.800%	6/15/31	11,000	9,495
Safehold GL Holdings LLC	2.850%	1/15/32	6,157	5,261
Safehold GL Holdings LLC	5.650%	1/15/35	7,620	7,639
Simon Property Group LP	2.650%	7/15/30	22,505	20,203
Simon Property Group LP	2.200%	2/1/31	14,757	12,752
Simon Property Group LP	2.250%	1/15/32	16,265	13,804
Simon Property Group LP	2.650%	2/1/32	16,755	14,521
Simon Property Group LP	5.500%	3/8/33	12,915	13,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	6.250%	1/15/34	9,064	9,829
	Simon Property Group LP	4.750%	9/26/34	26,210	25,506
	Store Capital LLC	2.750%	11/18/30	8,864	7,677
	Store Capital LLC	2.700%	12/1/31	9,925	8,298
	Sun Communities Operating LP	2.700%	7/15/31	22,788	19,550
	Sun Communities Operating LP	4.200%	4/15/32	13,919	12,970
	Sun Communities Operating LP	5.700%	1/15/33	7,895	8,044
	Tanger Properties LP	2.750%	9/1/31	10,932	9,337
[2]	UDR Inc.	4.400%	1/26/29	1	1
[2]	UDR Inc.	3.200%	1/15/30	15,870	14,714
	UDR Inc.	3.000%	8/15/31	15,286	13,679
[2]	UDR Inc.	2.100%	8/1/32	5,545	4,515
[2]	UDR Inc.	1.900%	3/15/33	9,336	7,363
[2]	UDR Inc.	2.100%	6/15/33	8,024	6,334
	UDR Inc.	5.125%	9/1/34	4,842	4,829
	Ventas Realty LP	3.000%	1/15/30	16,631	15,223
	Ventas Realty LP	4.750%	11/15/30	15,879	15,763
	Ventas Realty LP	2.500%	9/1/31	7,890	6,799
	Ventas Realty LP	5.625%	7/1/34	8,972	9,244
	Ventas Realty LP	5.000%	1/15/35	4,330	4,241
	VICI Properties LP	4.950%	2/15/30	26,777	26,537
	VICI Properties LP	5.125%	5/15/32	27,416	27,147
	VICI Properties LP	5.750%	4/1/34	13,946	14,332
	Welltower OP LLC	4.125%	3/15/29	1	1
	Welltower OP LLC	3.100%	1/15/30	18,893	17,416
	Welltower OP LLC	2.750%	1/15/31	9,772	8,683
	Welltower OP LLC	2.800%	6/1/31	19,181	16,998
	Welltower OP LLC	2.750%	1/15/32	13,003	11,317
	Welltower OP LLC	3.850%	6/15/32	14,538	13,574
	Weyerhaeuser Co.	4.000%	4/15/30	20,862	20,106
	Weyerhaeuser Co.	7.375%	3/15/32	17,961	20,459
	Weyerhaeuser Co.	3.375%	3/9/33	10,268	9,165
	WP Carey Inc.	2.400%	2/1/31	13,140	11,342
	WP Carey Inc.	2.450%	2/1/32	9,350	7,849
	WP Carey Inc.	2.250%	4/1/33	10,987	8,873
					2,763,564
Technology (7.7%)
	Accenture Capital Inc.	4.250%	10/4/31	29,825	29,171
	Accenture Capital Inc.	4.500%	10/4/34	38,425	37,442
	Adobe Inc.	2.300%	2/1/30	32,643	29,396
	Adobe Inc.	4.950%	4/4/34	20,375	20,769
	Advanced Micro Devices Inc.	3.924%	6/1/32	15,298	14,502
	Amdocs Ltd.	2.538%	6/15/30	16,821	14,834
	Analog Devices Inc.	2.100%	10/1/31	30,771	26,259
	Analog Devices Inc.	5.050%	4/1/34	12,655	12,893
	Apple Inc.	4.150%	5/10/30	1,544	1,547
	Apple Inc.	1.650%	5/11/30	47,018	40,946
	Apple Inc.	1.250%	8/20/30	35,359	29,983
	Apple Inc.	1.650%	2/8/31	80,706	68,994
	Apple Inc.	1.700%	8/5/31	33,686	28,542
	Apple Inc.	3.350%	8/8/32	43,955	41,155
	Applied Materials Inc.	1.750%	6/1/30	19,849	17,164
	Arrow Electronics Inc.	2.950%	2/15/32	13,193	11,408
	Arrow Electronics Inc.	5.875%	4/10/34	12,681	12,946
	Atlassian Corp.	5.500%	5/15/34	9,964	10,204
	Autodesk Inc.	2.850%	1/15/30	9,704	8,880
	Autodesk Inc.	2.400%	12/15/31	25,568	21,929
	Automatic Data Processing Inc.	1.250%	9/1/30	28,411	23,859
	Automatic Data Processing Inc.	4.450%	9/9/34	23,395	22,774
	Avnet Inc.	3.000%	5/15/31	7,662	6,638
	Avnet Inc.	5.500%	6/1/32	7,573	7,606
	Booz Allen Hamilton Inc.	5.950%	8/4/33	16,519	17,198
	Broadcom Inc.	4.350%	2/15/30	22,700	22,297
	Broadcom Inc.	4.150%	11/15/30	44,397	42,981
[3]	Broadcom Inc.	2.450%	2/15/31	88,699	77,418
	Broadcom Inc.	5.150%	11/15/31	12,391	12,609
[2]	Broadcom Inc.	4.550%	2/15/32	15,225	14,907
[3]	Broadcom Inc.	4.150%	4/15/32	40,931	38,884
	Broadcom Inc.	4.300%	11/15/32	62,446	59,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Broadcom Inc.	2.600%	2/15/33	33,185	27,835
[3]	Broadcom Inc.	3.419%	4/15/33	62,113	55,300
[3]	Broadcom Inc.	3.469%	4/15/34	78,566	69,351
	Broadcom Inc.	4.800%	10/15/34	44,800	43,877
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	19,359	17,720
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	26,347	22,912
	Cadence Design Systems Inc.	4.700%	9/10/34	30,937	30,425
	CDW LLC	5.100%	3/1/30	7,023	7,009
	CDW LLC	3.569%	12/1/31	30,038	27,024
	CDW LLC	5.550%	8/22/34	6,643	6,660
[3]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	3,935	3,325
	Cintas Corp. No. 2	4.000%	5/1/32	20,372	19,457
	Cisco Systems Inc.	4.950%	2/26/31	72,402	73,815
	Cisco Systems Inc.	5.050%	2/26/34	65,099	66,438
	Concentrix Corp.	6.850%	8/2/33	12,365	12,704
	Dell International LLC	4.350%	2/1/30	16,050	15,677
	Dell International LLC	6.200%	7/15/30	11,706	12,443
	Dell International LLC	5.750%	2/1/33	26,263	27,607
	Dell International LLC	5.400%	4/15/34	11,795	12,055
	Dell International LLC	4.850%	2/1/35	27,500	26,782
	Equifax Inc.	3.100%	5/15/30	6,919	6,353
	Equifax Inc.	2.350%	9/15/31	32,622	27,738
	Fidelity National Information Services Inc.	2.250%	3/1/31	26,266	22,654
	Fidelity National Information Services Inc.	5.100%	7/15/32	12,334	12,498
	Fiserv Inc.	4.750%	3/15/30	22,970	22,949
	Fiserv Inc.	2.650%	6/1/30	24,722	22,130
	Fiserv Inc.	5.350%	3/15/31	150	155
	Fiserv Inc.	5.600%	3/2/33	23,656	24,536
	Fiserv Inc.	5.625%	8/21/33	35,246	36,590
	Fiserv Inc.	5.450%	3/15/34	19,996	20,492
	Fiserv Inc.	5.150%	8/12/34	25,599	25,675
	Flex Ltd.	4.875%	5/12/30	18,078	17,881
	Flex Ltd.	5.250%	1/15/32	12,640	12,681
	Fortinet Inc.	2.200%	3/15/31	12,979	11,249
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	31,195	30,942
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	51,200	50,556
	HP Inc.	3.400%	6/17/30	13,468	12,514
	HP Inc.	2.650%	6/17/31	29,681	25,889
	HP Inc.	4.200%	4/15/32	21,383	20,365
	HP Inc.	5.500%	1/15/33	19,718	20,268
	Hubbell Inc.	2.300%	3/15/31	6,357	5,473
	IBM International Capital Pte. Ltd.	4.900%	2/5/34	25,170	25,067
	Intel Corp.	5.125%	2/10/30	11,245	11,388
	Intel Corp.	3.900%	3/25/30	42,147	40,158
	Intel Corp.	2.000%	8/12/31	46,584	38,588
	Intel Corp.	4.150%	8/5/32	35,494	33,399
	Intel Corp.	4.000%	12/15/32	3,893	3,618
	Intel Corp.	5.200%	2/10/33	66,094	66,172
	Intel Corp.	5.150%	2/21/34	6,923	6,897
	International Business Machines Corp.	1.950%	5/15/30	47,117	40,882
	International Business Machines Corp.	2.720%	2/9/32	4,215	3,702
	International Business Machines Corp.	4.400%	7/27/32	20,327	19,888
	International Business Machines Corp.	5.875%	11/29/32	15,919	17,062
	International Business Machines Corp.	4.750%	2/6/33	13,825	13,861
	Intuit Inc.	1.650%	7/15/30	13,533	11,576
	Intuit Inc.	5.200%	9/15/33	32,459	33,321
	Jabil Inc.	3.600%	1/15/30	11,212	10,468
	Jabil Inc.	3.000%	1/15/31	15,117	13,496
	Juniper Networks Inc.	2.000%	12/10/30	11,668	9,823
	KLA Corp.	4.650%	7/15/32	26,720	26,716
	KLA Corp.	4.700%	2/1/34	13,776	13,686
	Kyndryl Holdings Inc.	3.150%	10/15/31	18,214	16,029
	Kyndryl Holdings Inc.	6.350%	2/20/34	12,016	12,763
	Lam Research Corp.	1.900%	6/15/30	23,024	19,979
	Leidos Inc.	4.375%	5/15/30	17,685	17,082
	Leidos Inc.	2.300%	2/15/31	23,583	20,206
	Leidos Inc.	5.750%	3/15/33	21,217	21,886
	Marvell Technology Inc.	2.950%	4/15/31	11,820	10,538
	Marvell Technology Inc.	5.950%	9/15/33	12,624	13,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Micron Technology Inc.	5.327%	2/6/29	1	1
	Micron Technology Inc.	4.663%	2/15/30	20,890	20,669
	Micron Technology Inc.	5.300%	1/15/31	10,301	10,456
	Micron Technology Inc.	2.703%	4/15/32	30,736	26,281
	Micron Technology Inc.	5.875%	2/9/33	20,947	21,910
	Micron Technology Inc.	5.875%	9/15/33	24,697	25,871
	Microsoft Corp.	1.350%	9/15/30	11,487	9,836
	Moody's Corp.	2.000%	8/19/31	15,550	13,152
	Moody's Corp.	4.250%	8/8/32	18,455	17,864
	Moody's Corp.	5.000%	8/5/34	11,390	11,459
	Motorola Solutions Inc.	2.300%	11/15/30	23,325	20,215
	Motorola Solutions Inc.	2.750%	5/24/31	19,208	16,926
	Motorola Solutions Inc.	5.600%	6/1/32	18,517	19,300
	Motorola Solutions Inc.	5.400%	4/15/34	20,338	20,781
	NetApp Inc.	2.700%	6/22/30	19,083	17,078
	NVIDIA Corp.	2.850%	4/1/30	38,665	35,848
	NVIDIA Corp.	2.000%	6/15/31	36,273	31,361
	NXP BV	3.400%	5/1/30	23,962	22,223
	NXP BV	2.500%	5/11/31	28,913	24,976
	NXP BV	2.650%	2/15/32	23,666	20,299
	NXP BV	5.000%	1/15/33	24,288	24,113
	Oracle Corp.	2.950%	4/1/30	89,389	81,764
	Oracle Corp.	4.650%	5/6/30	30,889	30,881
	Oracle Corp.	3.250%	5/15/30	20,670	19,189
	Oracle Corp.	2.875%	3/25/31	104,373	93,224
	Oracle Corp.	6.250%	11/9/32	49,701	53,872
	Oracle Corp.	4.900%	2/6/33	37,250	37,161
	Oracle Corp.	4.300%	7/8/34	23,380	22,091
	Oracle Corp.	4.700%	9/27/34	64,514	62,965
	QUALCOMM Inc.	2.150%	5/20/30	30,987	27,384
	QUALCOMM Inc.	1.650%	5/20/32	32,537	26,379
	QUALCOMM Inc.	4.250%	5/20/32	12,540	12,200
	QUALCOMM Inc.	5.400%	5/20/33	15,612	16,365
	Quanta Services Inc.	2.900%	10/1/30	23,553	21,372
	Quanta Services Inc.	2.350%	1/15/32	7,251	6,138
	Quanta Services Inc.	5.250%	8/9/34	16,640	16,655
	RELX Capital Inc.	3.000%	5/22/30	19,901	18,332
	RELX Capital Inc.	4.750%	5/20/32	15,286	15,235
	Roper Technologies Inc.	2.000%	6/30/30	16,471	14,245
	Roper Technologies Inc.	1.750%	2/15/31	26,995	22,537
	Roper Technologies Inc.	4.750%	2/15/32	7,153	7,098
	Roper Technologies Inc.	4.900%	10/15/34	25,430	25,036
	S&P Global Inc.	2.500%	12/1/29	13,921	12,654
	S&P Global Inc.	1.250%	8/15/30	11,571	9,686
	S&P Global Inc.	2.900%	3/1/32	43,175	38,415
	S&P Global Inc.	5.250%	9/15/33	18,867	19,499
	Salesforce Inc.	1.950%	7/15/31	40,773	34,790
	ServiceNow Inc.	1.400%	9/1/30	38,534	32,439
	Skyworks Solutions Inc.	3.000%	6/1/31	13,009	11,340
	TD SYNNEX Corp.	6.100%	4/12/34	12,854	13,451
	Teledyne FLIR LLC	2.500%	8/1/30	8,275	7,318
	Texas Instruments Inc.	1.750%	5/4/30	20,081	17,408
	Texas Instruments Inc.	1.900%	9/15/31	13,082	11,173
	Texas Instruments Inc.	3.650%	8/16/32	4,896	4,594
	Texas Instruments Inc.	4.900%	3/14/33	23,462	23,891
	Texas Instruments Inc.	4.850%	2/8/34	15,677	15,868
	TSMC Arizona Corp.	2.500%	10/25/31	32,688	28,525
	TSMC Arizona Corp.	4.250%	4/22/32	23,959	23,440
	Verisk Analytics Inc.	5.750%	4/1/33	12,241	12,915
	Verisk Analytics Inc.	5.250%	6/5/34	14,189	14,355
	VMware LLC	4.700%	5/15/30	19,522	19,321
	VMware LLC	2.200%	8/15/31	39,788	33,476
	Western Digital Corp.	3.100%	2/1/32	11,300	9,547
	Workday Inc.	3.800%	4/1/32	34,604	32,132
	Xilinx Inc.	2.375%	6/1/30	19,041	17,014
					3,889,610
Utilities (8.7%)
[2]	AEP Texas Inc.	2.100%	7/1/30	15,968	13,856
	AEP Texas Inc.	4.700%	5/15/32	13,038	12,784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AEP Texas Inc.	5.400%	6/1/33	2,543	2,573
	AEP Texas Inc.	5.700%	5/15/34	8,115	8,366
	AEP Transmission Co. LLC	5.150%	4/1/34	5,461	5,531
	AES Corp.	2.450%	1/15/31	26,529	22,519
[2]	Alabama Power Co.	1.450%	9/15/30	12,690	10,676
	Alabama Power Co.	3.050%	3/15/32	3,092	2,773
	Alabama Power Co.	3.940%	9/1/32	18,341	17,449
	Alabama Power Co.	5.850%	11/15/33	1,894	2,017
	Ameren Corp.	3.500%	1/15/31	33,052	30,727
	Ameren Illinois Co.	1.550%	11/15/30	14,015	11,777
	Ameren Illinois Co.	3.850%	9/1/32	6,853	6,420
	Ameren Illinois Co.	4.950%	6/1/33	13,635	13,726
	American Electric Power Co. Inc.	2.300%	3/1/30	9,218	8,147
	American Electric Power Co. Inc.	5.950%	11/1/32	11,861	12,564
	American Electric Power Co. Inc.	5.625%	3/1/33	22,576	23,339
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	10,225	10,643
	American Water Capital Corp.	2.800%	5/1/30	2,661	2,418
	American Water Capital Corp.	2.300%	6/1/31	16,647	14,382
	American Water Capital Corp.	4.450%	6/1/32	10,754	10,535
	American Water Capital Corp.	5.150%	3/1/34	21,984	22,355
[2]	Appalachian Power Co.	2.700%	4/1/31	16,881	14,874
[2]	Appalachian Power Co.	4.500%	8/1/32	18,988	18,346
	Appalachian Power Co.	5.650%	4/1/34	11,420	11,819
	Arizona Public Service Co.	6.350%	12/15/32	11,562	12,508
	Arizona Public Service Co.	5.550%	8/1/33	17,605	18,045
	Arizona Public Service Co.	5.700%	8/15/34	13,370	13,905
	Atlantic City Electric Co.	2.300%	3/15/31	9,438	8,161
	Atmos Energy Corp.	1.500%	1/15/31	16,465	13,815
	Atmos Energy Corp.	5.450%	10/15/32	7,611	8,019
	Atmos Energy Corp.	5.900%	11/15/33	9,218	9,913
	Baltimore Gas & Electric Co.	2.250%	6/15/31	13,192	11,387
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/34	12,744	13,075
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	32,482	31,062
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	13,455	11,170
	Black Hills Corp.	2.500%	6/15/30	3,204	2,817
	Black Hills Corp.	4.350%	5/1/33	10,345	9,749
	Black Hills Corp.	6.150%	5/15/34	13,984	14,926
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	13,137	11,411
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	10,724	9,535
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	15,988	15,601
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	20,981	21,045
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	11,154	11,363
	CenterPoint Energy Inc.	2.950%	3/1/30	15,427	14,030
	CenterPoint Energy Inc.	2.650%	6/1/31	17,522	15,353
[2]	CenterPoint Energy Inc.	7.000%	2/15/55	7,015	7,231
	CenterPoint Energy Inc.	6.700%	5/15/55	16,500	16,547
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	13,718	11,657
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	19,242	19,811
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	9,986	10,256
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,305	1,193
[2]	CMS Energy Corp.	4.750%	6/1/50	16,707	15,842
	CMS Energy Corp.	3.750%	12/1/50	5,000	4,361
	Commonwealth Edison Co.	2.200%	3/1/30	2,463	2,182
[2]	Commonwealth Edison Co.	3.150%	3/15/32	9,925	8,941
	Commonwealth Edison Co.	4.900%	2/1/33	9,494	9,532
	Commonwealth Edison Co.	5.300%	6/1/34	12,263	12,637
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	9,410	8,018
	Connecticut Light & Power Co.	4.900%	7/1/33	8,906	8,931
	Connecticut Light & Power Co.	4.950%	8/15/34	8,000	8,038
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,013	14,126
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	16,967	14,847
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	16,173	16,601
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	12,694	13,282
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	2,330	2,422
	Constellation Energy Generation LLC	5.800%	3/1/33	16,368	17,168
	Constellation Energy Generation LLC	6.125%	1/15/34	13,650	14,654
	Consumers Energy Co.	4.700%	1/15/30	17,400	17,508
	Consumers Energy Co.	3.600%	8/15/32	15,174	14,154
	Consumers Energy Co.	4.625%	5/15/33	14,884	14,737
[2]	Dominion Energy Inc.	3.375%	4/1/30	52,453	48,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Dominion Energy Inc.	2.250%	8/15/31	22,071	18,793
[2]	Dominion Energy Inc.	4.350%	8/15/32	11,946	11,468
	Dominion Energy Inc.	5.375%	11/15/32	32,376	33,234
[2]	Dominion Energy Inc.	5.250%	8/1/33	13,884	14,049
[2]	Dominion Energy Inc.	7.000%	6/1/54	23,190	24,619
[2]	Dominion Energy Inc.	6.875%	2/1/55	22,043	23,040
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	12,690	10,828
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,776	3,077
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	789	808
	DTE Electric Co.	2.250%	3/1/30	19,894	17,746
[2]	DTE Electric Co.	2.625%	3/1/31	12,633	11,280
[2]	DTE Electric Co.	3.000%	3/1/32	14,016	12,576
	DTE Electric Co.	5.200%	4/1/33	17,867	18,308
	DTE Electric Co.	5.200%	3/1/34	3,710	3,801
	DTE Energy Co.	2.950%	3/1/30	1,865	1,691
	DTE Energy Co.	5.850%	6/1/34	25,907	27,240
	Duke Energy Carolinas LLC	2.450%	2/1/30	10,063	9,055
	Duke Energy Carolinas LLC	2.550%	4/15/31	14,515	12,792
	Duke Energy Carolinas LLC	2.850%	3/15/32	3,215	2,846
	Duke Energy Carolinas LLC	6.450%	10/15/32	368	404
	Duke Energy Carolinas LLC	4.950%	1/15/33	39,533	39,831
	Duke Energy Carolinas LLC	4.850%	1/15/34	21,169	21,183
	Duke Energy Corp.	2.450%	6/1/30	25,922	22,999
	Duke Energy Corp.	2.550%	6/15/31	24,317	21,188
	Duke Energy Corp.	4.500%	8/15/32	33,631	32,697
	Duke Energy Corp.	5.750%	9/15/33	18,776	19,749
	Duke Energy Corp.	5.450%	6/15/34	20,964	21,505
	Duke Energy Corp.	6.450%	9/1/54	25,735	26,219
	Duke Energy Florida LLC	2.500%	12/1/29	19,703	17,895
	Duke Energy Florida LLC	1.750%	6/15/30	12,742	10,956
	Duke Energy Florida LLC	2.400%	12/15/31	15,566	13,365
	Duke Energy Florida LLC	5.875%	11/15/33	11,648	12,442
	Duke Energy Indiana LLC	5.250%	3/1/34	6,340	6,505
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,159	2,771
	Duke Energy Ohio Inc.	5.250%	4/1/33	10,077	10,344
	Duke Energy Progress LLC	2.000%	8/15/31	9,967	8,422
	Duke Energy Progress LLC	5.250%	3/15/33	16,163	16,577
	Duke Energy Progress LLC	5.100%	3/15/34	16,411	16,682
[3]	East Ohio Gas Co.	2.000%	6/15/30	350	302
	Edison International	5.250%	3/15/32	12,900	13,054
	Emera US Finance LP	2.639%	6/15/31	11,676	10,061
	Entergy Arkansas LLC	5.150%	1/15/33	11,310	11,562
	Entergy Arkansas LLC	5.300%	9/15/33	5,054	5,191
	Entergy Arkansas LLC	5.450%	6/1/34	7,703	8,055
	Entergy Corp.	2.800%	6/15/30	11,789	10,672
	Entergy Corp.	2.400%	6/15/31	17,210	14,790
	Entergy Corp.	7.125%	12/1/54	29,865	30,664
	Entergy Louisiana LLC	1.600%	12/15/30	8,149	6,805
	Entergy Louisiana LLC	3.050%	6/1/31	8,710	7,910
	Entergy Louisiana LLC	2.350%	6/15/32	12,252	10,476
	Entergy Louisiana LLC	4.000%	3/15/33	16,360	15,318
	Entergy Louisiana LLC	5.350%	3/15/34	15,836	16,284
	Entergy Louisiana LLC	5.150%	9/15/34	18,190	18,364
	Entergy Mississippi LLC	5.000%	9/1/33	1,110	1,111
	Entergy Texas Inc.	1.750%	3/15/31	15,561	13,072
	Essential Utilities Inc.	2.704%	4/15/30	10,116	9,108
	Essential Utilities Inc.	2.400%	5/1/31	6,815	5,893
	Essential Utilities Inc.	5.375%	1/15/34	15,530	15,779
	Evergy Kansas Central Inc.	5.900%	11/15/33	3,541	3,766
[2]	Evergy Metro Inc.	2.250%	6/1/30	3,378	2,969
	Evergy Metro Inc.	4.950%	4/15/33	7,887	7,869
	Evergy Metro Inc.	5.400%	4/1/34	8,435	8,650
[3]	Evergy Missouri West Inc.	5.650%	6/1/34	3,475	3,607
[2]	Eversource Energy	1.650%	8/15/30	18,041	15,210
	Eversource Energy	2.550%	3/15/31	14,467	12,579
	Eversource Energy	5.850%	4/15/31	25,062	26,173
	Eversource Energy	3.375%	3/1/32	22,578	20,265
	Eversource Energy	5.125%	5/15/33	25,068	25,010
	Eversource Energy	5.500%	1/1/34	13,094	13,334
	Eversource Energy	5.950%	7/15/34	11,101	11,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	4.050%	4/15/30	33,609	32,409
	Exelon Corp.	3.350%	3/15/32	22,903	20,736
	Exelon Corp.	5.300%	3/15/33	23,449	24,008
	Exelon Corp.	5.450%	3/15/34	18,577	19,074
	FirstEnergy Corp.	2.650%	3/1/30	16,179	14,526
[2]	FirstEnergy Corp.	2.250%	9/1/30	14,815	12,889
[3]	FirstEnergy Transmission LLC	4.550%	1/15/30	11,150	10,989
	Florida Power & Light Co.	4.625%	5/15/30	18,718	18,838
	Florida Power & Light Co.	2.450%	2/3/32	30,864	26,623
	Florida Power & Light Co.	5.100%	4/1/33	23,611	24,043
	Florida Power & Light Co.	4.800%	5/15/33	23,107	23,082
	Florida Power & Light Co.	5.625%	4/1/34	2,561	2,719
	Florida Power & Light Co.	5.300%	6/15/34	13,661	14,121
	Georgia Power Co.	4.700%	5/15/32	20,316	20,223
	Georgia Power Co.	4.950%	5/17/33	30,928	31,183
	Georgia Power Co.	5.250%	3/15/34	17,510	17,966
	Idaho Power Co.	5.200%	8/15/34	7,895	8,036
	Interstate Power & Light Co.	2.300%	6/1/30	8,523	7,477
	Interstate Power & Light Co.	5.700%	10/15/33	8,204	8,575
	Interstate Power & Light Co.	4.950%	9/30/34	9,575	9,503
	IPALCO Enterprises Inc.	4.250%	5/1/30	12,411	11,832
	IPALCO Enterprises Inc.	5.750%	4/1/34	9,355	9,617
[2]	Kentucky Utilities Co.	5.450%	4/15/33	5,139	5,327
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	9,968	10,340
	MidAmerican Energy Co.	6.750%	12/30/31	420	474
	MidAmerican Energy Co.	5.350%	1/15/34	10,393	10,764
	National Fuel Gas Co.	2.950%	3/1/31	15,227	13,290
	National Grid plc	5.809%	6/12/33	27,279	28,539
	National Grid plc	5.418%	1/11/34	20,034	20,474
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	15,241	13,594
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	18,259	18,644
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	14,270	11,674
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,045	6,664
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	11,055	13,139
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	14,014	12,276
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,069	5,749
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	1,425	1,363
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	18,084	19,204
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	12,985	13,050
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	2,137	2,169
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	62,378	54,812
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	23,962	20,445
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	33,562	33,807
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	29,836	30,010
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	25,702	26,098
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	33,760	35,149
	NiSource Inc.	3.600%	5/1/30	29,773	28,162
	NiSource Inc.	1.700%	2/15/31	25,921	21,576
	NiSource Inc.	5.400%	6/30/33	8,437	8,605
	NiSource Inc.	5.350%	4/1/34	19,938	20,308
	Northern States Power Co.	2.250%	4/1/31	180	156
	NSTAR Electric Co.	3.950%	4/1/30	3	3
	NSTAR Electric Co.	5.400%	6/1/34	15,985	16,509
[2]	Ohio Power Co.	2.600%	4/1/30	9,538	8,555
[2]	Ohio Power Co.	1.625%	1/15/31	14,221	11,791
	Ohio Power Co.	5.000%	6/1/33	9,209	9,162
	Ohio Power Co.	5.650%	6/1/34	11,250	11,642
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	7,717	7,200
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	7,057	6,561
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	12,237	12,624
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	22,928	20,869
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	16,579	15,893
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	18,173	17,903
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	24,080	25,455
	ONE Gas Inc.	2.000%	5/15/30	7,031	6,164
	ONE Gas Inc.	4.250%	9/1/32	8,305	8,058
	Pacific Gas & Electric Co.	4.550%	7/1/30	72,605	71,107
	Pacific Gas & Electric Co.	2.500%	2/1/31	60,507	52,511
	Pacific Gas & Electric Co.	3.250%	6/1/31	24,850	22,419
	Pacific Gas & Electric Co.	4.400%	3/1/32	2,952	2,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas & Electric Co.	5.900%	6/15/32	23,844	24,920
	Pacific Gas & Electric Co.	6.150%	1/15/33	25,856	27,323
	Pacific Gas & Electric Co.	6.400%	6/15/33	35,327	37,991
	Pacific Gas & Electric Co.	6.950%	3/15/34	25,364	28,400
	Pacific Gas & Electric Co.	5.800%	5/15/34	15,049	15,672
	PacifiCorp	2.700%	9/15/30	10,586	9,430
	PacifiCorp	5.300%	2/15/31	20,956	21,507
	PacifiCorp	7.700%	11/15/31	195	227
	PacifiCorp	5.450%	2/15/34	21,300	21,762
	PECO Energy Co.	4.900%	6/15/33	614	618
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	6,870	5,979
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	7,343	7,535
	Potomac Electric Power Co.	5.200%	3/15/34	6,385	6,516
	PPL Capital Funding Inc.	5.250%	9/1/34	19,195	19,447
	PPL Electric Utilities Corp.	5.000%	5/15/33	15,997	16,220
	PPL Electric Utilities Corp.	4.850%	2/15/34	17,345	17,383
	Progress Energy Inc.	7.750%	3/1/31	24,935	28,616
	Progress Energy Inc.	7.000%	10/30/31	16,656	18,779
[2]	Public Service Co. of Colorado	1.900%	1/15/31	12,745	10,882
	Public Service Co. of Colorado	1.875%	6/15/31	21,558	18,167
[2]	Public Service Co. of Colorado	4.100%	6/1/32	8,371	8,026
	Public Service Co. of Colorado	5.350%	5/15/34	10,656	10,945
	Public Service Co. of New Hampshire	5.350%	10/1/33	16,187	16,756
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,553	10,665
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	8,113	7,332
[2]	Public Service Electric & Gas Co.	1.900%	8/15/31	4	3
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	18,547	16,747
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	8,504	8,623
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	17,983	17,836
	Public Service Electric & Gas Co.	5.200%	8/1/33	13,359	13,714
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,813	11,078
	Public Service Electric & Gas Co.	4.850%	8/1/34	14,975	14,988
	Public Service Enterprise Group Inc.	1.600%	8/15/30	14,382	12,160
	Public Service Enterprise Group Inc.	2.450%	11/15/31	19,675	16,988
	Public Service Enterprise Group Inc.	6.125%	10/15/33	10,546	11,278
	Public Service Enterprise Group Inc.	5.450%	4/1/34	13,590	13,897
	Puget Energy Inc.	4.100%	6/15/30	13,614	12,915
	Puget Energy Inc.	4.224%	3/15/32	11,666	10,845
	Puget Sound Energy Inc.	5.330%	6/15/34	13,725	14,006
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	22,014	18,735
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	8,713	7,790
	Sempra	5.500%	8/1/33	18,525	19,077
	Sempra	6.400%	10/1/54	26,816	26,845
	Sempra	6.875%	10/1/54	13,367	13,650
	Sempra	6.625%	4/1/55	8,750	8,822
	Southern California Edison Co.	2.250%	6/1/30	17,949	15,833
[2]	Southern California Edison Co.	2.500%	6/1/31	14,999	13,119
	Southern California Edison Co.	5.450%	6/1/31	13,824	14,294
	Southern California Edison Co.	2.750%	2/1/32	14,525	12,701
	Southern California Edison Co.	5.950%	11/1/32	23,764	25,359
	Southern California Edison Co.	6.000%	1/15/34	17,245	18,557
	Southern California Edison Co.	5.200%	6/1/34	24,577	24,906
[2]	Southern California Gas Co.	2.550%	2/1/30	17,799	16,150
	Southern California Gas Co.	5.200%	6/1/33	15,389	15,728
	Southern California Gas Co.	5.050%	9/1/34	13,435	13,611
[2]	Southern Co.	3.700%	4/30/30	30,437	28,945
	Southern Co.	5.700%	10/15/32	13,720	14,440
	Southern Co.	5.200%	6/15/33	26,463	26,843
	Southern Co.	5.700%	3/15/34	31,983	33,581
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	18,588	15,535
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	19,855	20,113
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	17,093	17,907
	Southern Co. Gas Capital Corp.	4.950%	9/15/34	11,860	11,789
	Southwest Gas Corp.	2.200%	6/15/30	10,196	8,935
	Southwest Gas Corp.	4.050%	3/15/32	15,779	14,903
	Southwestern Electric Power Co.	5.300%	4/1/33	10,485	10,606
	Spire Missouri Inc.	4.800%	2/15/33	10,503	10,521
[2]	Spire Missouri Inc.	5.150%	8/15/34	8,640	8,832
	Tampa Electric Co.	2.400%	3/15/31	10,962	9,524
	Tucson Electric Power Co.	1.500%	8/1/30	6,136	5,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tucson Electric Power Co.	3.250%	5/15/32	8,679	7,775
	Tucson Electric Power Co.	5.200%	9/15/34	10,355	10,430
	Union Electric Co.	2.950%	3/15/30	3,745	3,446
	Union Electric Co.	2.150%	3/15/32	7,857	6,606
	Union Electric Co.	5.200%	4/1/34	19,544	19,967
	Virginia Electric & Power Co.	2.300%	11/15/31	15,783	13,498
	Virginia Electric & Power Co.	2.400%	3/30/32	16,875	14,450
	Virginia Electric & Power Co.	5.000%	4/1/33	29,216	29,367
	Virginia Electric & Power Co.	5.300%	8/15/33	10,176	10,417
	Virginia Electric & Power Co.	5.050%	8/15/34	16,053	16,145
	WEC Energy Group Inc.	1.800%	10/15/30	12,761	10,837
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,053	13,181
	Wisconsin Electric Power Co.	5.625%	5/15/33	4,350	4,637
	Wisconsin Electric Power Co.	4.600%	10/1/34	4,635	4,558
	Wisconsin Power & Light Co.	1.950%	9/16/31	7,947	6,618
	Wisconsin Power & Light Co.	3.950%	9/1/32	15,930	15,090
	Wisconsin Power & Light Co.	4.950%	4/1/33	8,177	8,173
	Wisconsin Power & Light Co.	5.375%	3/30/34	8,141	8,333
	Xcel Energy Inc.	2.600%	12/1/29	18,608	16,802
	Xcel Energy Inc.	3.400%	6/1/30	12,078	11,235
	Xcel Energy Inc.	2.350%	11/15/31	610	514
	Xcel Energy Inc.	4.600%	6/1/32	29,681	28,891
	Xcel Energy Inc.	5.450%	8/15/33	26,739	27,248
	Xcel Energy Inc.	5.500%	3/15/34	16,390	16,756
					4,431,172
Total Corporate Bonds (Cost $51,294,571)					49,977,263
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $143,530)	4.651%		1,435,396	143,525
Total Investments (98.9%) (Cost $51,550,327)					50,233,041
Other Assets and Liabilities—Net (1.1%)					534,021
Net Assets (100%)					50,767,062
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, the aggregate value was $776,760,000, representing 1.5% of net assets.
4	Securities with a value of $10,088,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2025	75	8,610	1

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(285)	(30,667)	(1)
				—

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	112,253	—	112,253
Corporate Bonds	—	49,977,263	—	49,977,263
Temporary Cash Investments	143,525	—	—	143,525
Total	143,525	50,089,516	—	50,233,041

Derivative Financial Instruments
Assets
Futures Contracts[1]	1	—	—	1
Liabilities
Futures Contracts[1]	(1)	—	—	(1)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.